UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06146
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Bailard Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agents for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30, 2005
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Date of reporting period: March 31, 2005
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ITEM 1. REPORTS TO STOCKHOLDERS.

BAILARD OPPORTUNITY FUND GROUP, INC.

Table of Contents

Stockholder Letter	1

Stockholder Expense Example	6

Cognitive Value Fund
Schedule of Investments	7

Enhanced Growth Fund
Schedule of Investments	18

International Equity Fund
Schedule of Investments	24

International Equity Fund
Industry Classifications	37

Bond Opportunity Fund
Schedule of Investments	38

Statement of Assets and Liabilities	43

Statement of Operations	44

Statement of Changes in Net Assets	45

Financial Highlights	46

Notes to Financial Statements	50

Additional Information	57

April 21, 2005

Dear Stockholder:

We are pleased to present your Bailard Opportunity Fund Group semi-annual stockholders’ report for the six months ended March 31, 2005. This was a volatile time period for the global equity markets, as a mood of optimism gave way to nervousness over the future of oil prices, inflation and interest rates. In today’s letter, we will provide a broad overview of these market conditions as well as a closer look at how the Bailard Cognitive Value Fund, the Bailard Enhanced Growth Fund, the Bailard International Equity Fund and the Bailard Bond Opportunity Fund performed in this investment environment.

Market Overview*

The six months covered by this report (October 1, 2004 to March 31, 2005) can be divided into two distinct time periods. During the fourth quarter of 2004, many equity markets achieved double-digit returns in U.S. dollar terms due to generally good economic news and, following the November election, reduced political uncertainty in the U.S. This trend reversed in the first quarter of 2005 as concerns about increasing oil prices, inflation and interest rates unsettled the world’s stock markets.

The fourth quarter rally accounted for most of the 2004 gains in the world’s stock markets. The global equity markets benefited from a decline in the price of oil (from nearly $50 per barrel at the beginning of the quarter to just over $43 per barrel at year end), steady above-trend economic growth in the U.S., growth overseas and the removal of political uncertainty with the re-election of President Bush. U.S. companies increased employment and capital spending, producing earnings growth that surpassed analysts’ expectations. Although the Fed raised short-term rates twice during the quarter, inflation and inflationary expectations remained well under control. Even the tsunami tragedy in Asia toward the end of the year could not derail the bull market.

However, the world’s stock markets reversed course at the beginning of 2005 and, after a brief recovery in February, ended the first quarter on a weak note. The downward trend occurred despite favorable geopolitical developments such as the successful Iraqi general elections, anti-Syrian demonstrations in Lebanon, the overturning of sham election results in Ukraine, the removal of an autocratic leader in Kirgizstan and improving relations between Israel and Palestine. Investors focused instead on rising oil prices and the threat of higher inflation and interest rates in the future.

During the first quarter of 2005, oil prices began climbing again, rising from about $43 per barrel into the high $50’s - a record in nominal terms, although 1970’s oil prices were still higher when adjusted for inflation. Increased demand in the U.S. and China, supply constraints, speculation and the threat of regional instability all contributed to the price increases. Investors feared sustained higher oil prices would, over time, increase costs to consumers and business and be a drag on global economic growth. Although inflation remained well-contained during the first quarter, investors also feared that inflationary pressures from stronger growth and higher oil prices would push interest rates higher and could eventually undermine the economic expansion.

In the U.S., the S&P 500 stock index rose 9.2% in the fourth quarter of 2004 but lost -2.1% in the first quarter of 2005, for a total return of 6.9% over the full six months ending March 31. The technology sector, as measured by the NASDAQ 100, had an even wilder roller coaster ride, soaring 14.9% in the fourth quarter only to fall -8.5% in the first quarter, for a total return of 5.2% over the entire period. Small-cap value stocks offered a relatively good style combination; the S&P SmallCap 600/Barra Value index advanced 12.0% in the fourth quarter and declined -2.4% in the first quarter, for a six-month gain of 9.4%.

The overseas stock markets collectively outperformed the U.S., with the MSCI EAFE All-Country World Free ex-U.S. international stock index (in U.S. dollar terms) up 15.4% in the fourth quarter and another 0.3% in 2005’s first quarter, for a handsome 15.8% gain over the entire six months. Soaring commodities prices and investors’ increasing appetite for risk drove the emerging market countries (particularly in Latin America and Eastern Europe ex-Russia) to outperform developed countries for most of this period. Foreign currencies strengthened dramatically in the last quarter of 2004 before giving back some ground to the U.S. dollar in the first quarter of 2005. As a result, for the entire six-month period, the euro gained 4.2%, the British pound gained 4.3% and the yen gained 2.6% versus the greenback, boosting returns for U.S.-based investors who placed money overseas.

U.S. bonds generally posted flat to modest gains over the six months. The yield on the 30-year U.S. Treasury bond fell from 4.9% on September 30, 2004 to 4.4% in February 2005 before ending the period at 4.8%. Fixed-income investors shrugged off four 25-basis point (0.25%) hikes in short-term rates for most of the six months, expressing confidence in the Fed’s ability to keep inflation in check and perhaps also discounting the possibility of a future economic slowdown. Only toward the end of the period did some commentary from Fed Chairman Alan Greenspan and inflation anxieties push long-term yields slightly higher.

Over the six months, the Merrill Lynch Treasury Master index was flat, the result of coupon payments being offset by a small net price decline. Within the U.S. bond market, the best returns came from inflation-indexed and high-yield debt. Foreign government bonds - as measured by the Salomon Brothers non-U.S.$ World Government Bond index (fully hedged) - did better than U.S. Treasuries, rising 3.4% for the period. The rally in riskier fixed-income instruments continued both within the U.S. and in global emerging markets for most of the six months.

In March, two developments indicated investors’ tolerance for risk may be lessening. The stocks of companies located in emerging market countries underperformed their developed market counterparts. And, the spread between U.S. corporate and U.S. Treasury bonds began to widen in the wake of negative news about General Motors and American International Group. Although it is too soon to know whether the decreased appetite for risk is the beginning of a trend, it is a factor that we will be monitoring closely.

A Closer Look at Your Funds:

The following table provides some historic performance data for the Funds. It is followed by a more detailed discussion of each Fund’s performance during the six months covered by this report.

Standardized Total Returns for Investment Periods Ended March 31, 2005:
	1 Year	5 Years (Annualized)	10 Years (Annualized)
Cognitive Value Fund	8.27%	9.09% (since 5/30/ 01)[1]	N/A
Enhanced Growth Fund	3.15%	-5.08% (since 5/30/01)[1]	N/A
International Equity Fund	15.57%	-0.80%	6.77%
Bond Opportunity Fund	0.89%	4.54%	4.95%
1Partial period only. Annualized returns from 5/30/01 inception to 3/31/05.

The performance data quoted in the above table and elsewhere in this report represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Morningstar ratings given later in this letter are for the periods indicated and are subject to change monthly. Performance information current as to the most recent month-end and the most current Morningstar ratings may be obtained by contacting Bailard Fund Services at (800) 882-8283. The International Equity Fund imposes a 2% redemption fee on shares sold or exchanged within 31 days after purchase. The performance data quoted does not reflect the deduction of any redemption fee and, if reflected, any redemption fee could reduce the performance quoted.

The figures in the above table and elsewhere in this report reflect the average annual total return over the period indicated that would equate an initial amount invested in shares of each Fund to the ending redeemable value of such shares, assuming all dividends and distributions by the Fund were reinvested at net asset value. The returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares.

Cognitive Value Fund: The Cognitive Value Fund rose 11.4% during the fourth quarter of 2004 but fell --2.3% during the first quarter of 2005, for a total return of 8.8% over the full six months. The Fund’s results were attractive on an absolute basis, with returns in excess of the broader U.S. stock market, as measured by the S&P 500. However, the Fund did not quite keep pace with the six-month return of 9.4% registered by the S&P Small Cap 600/Barra Value index that serves as its benchmark.

Most of the shortfall vis-à-vis the benchmark occurred during the fourth quarter of 2004, when many of the quantitative behavioral factors used in its portfolio management worked against the Cognitive Value Fund. Relative price strength and earnings estimate revisions were the weakest of these factors. During the first quarter, however, behavioral factors turned into a net positive contributor to the Fund’s performance. Earnings revision, earnings surprise, StarMine rank and relative price strength all added value. The Fund was adversely affected in February by not holding two stocks in its benchmark that benefited from takeover announcements.

Small cap value stocks have outperformed the U.S. stock market as a whole for quite some time. This outperformance has made small cap value stocks relatively expensive versus other equity styles. Although an overvalued style can remain overvalued for an extended period of time, we believe that small cap value stocks may experience a period of more muted relative returns going forward.

Enhanced Growth Fund: The Enhanced Growth Fund rose 14.0% in the fourth quarter of 2004 but fell -9.0% in the first quarter of 2005, for a total return of 3.8% over the six months ended March 31, 2005. The Fund’s return over this six-month period fell short of the 5.2% gain registered by its benchmark, the NASDAQ 100.

During the fourth quarter of 2004, all industry sectors in the Fund’s benchmark posted positive returns, with the best performance coming from the telecommunications and consumer discretionary industries. All industry sectors declined during the first quarter of 2005, with the weakest performance coming from the consumer discretionary and healthcare industries. Security selection (especially in the information technology, consumer discretionary and healthcare sectors) hurt the Enhanced Growth Fund’s performance relative to its benchmark. For example, the Fund held Biogen Idec, a healthcare stock which declined significantly due to a voluntary withdrawal of a multiple sclerosis drug.

The Enhanced Growth Fund did not make any investments in initial public offerings or private placements over this period, nor did it write any covered call options. Nonetheless, we remain open to taking small positions in suitable high technology IPOs as they become available.

International Equity Fund: The International Equity Fund rose 14.9% in the fourth quarter of 2004 and managed a gain of 1.1% in the first quarter of 2005, for a total return of 16.2% over the six-month period. Although the Fund does not currently use an index to internally evaluate performance, this result was ahead of the 15.8% gain registered by the MSCI All-Country World Free ex-U.S. index over the same time period.** In addition, the Fund has received the following Morningstar risk-adjusted return ratings in the Foreign Large Blend Equity category for periods ended March 31, 2005: three years - five stars (out of 390 funds), five years - four stars (out of 273 funds), 10 years - three stars (out of 97 funds) and overall - four stars (out of 390 funds). [For each fund with at least a three-year history, Morningstar calculates a Morningstar rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more of an emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The overall Morningstar rating for a fund is derived from a weighted average of the performance figures associated with its three, five and ten-year (if applicable) Morningstar rating metrics.]

The International Equity Fund continued to add value via its country selections. For the entire six-month period, the Fund benefited particularly from its overweight position in emerging market countries and Asia, despite the fact that emerging markets hit a rough patch in March of 2005. Although stock selection was a slight negative during the fourth quarter of 2004, the Fund added value with its stock selection in the U.K. Russia was the only country to post a negative return over the entire six months.

After five years of value outperformance, the growth style of international investing may be due for a comeback. Historically, growth stocks (particularly consistent growers with strong balance sheets) have benefited in periods of rising rates, a flattening yield curve and slowing overall economic growth. Emerging market stocks have performed strongly over the past two years as developing countries have experienced high growth rates. Looking forward, however, we expect emerging market performance to be more selective as liquidity and investor risk tolerance appear vulnerable to downward pressures.

Bond Opportunity Fund: The Bond Opportunity Fund rose 1.0% in the fourth quarter of 2004 but fell -0.4% in the first quarter of 2005, for a total return of 0.6% over the six months ended March 31, 2005. This number was just shy of the 0.9% return recorded by its benchmark, an 80%/20% mix of the Merrill Lynch Corporate/ Government Master index and the Salomon Brothers non-US$ World Government Bond index (fully hedged).

The Bond Fund benefited from its overweight position in corporate (especially high yield) bonds and its underweight position in U.S. Treasury bonds. It also benefited from an overweight position in non-U.S. debt. However, a short duration (a more sophisticated measure of interest rate sensitivity than average maturity) overseas and an overall underweight in 30-year debt detracted from returns. In addition, U.S. mortgage debt slightly underperformed the domestic portion of the Bond Fund’s portfolio.

As we noted in our last stockholders’ report, U.S. bonds do not currently appear very attractively valued. Since bond prices decline when interest rates rise, bond returns would likely come under more pressure if economic growth pushes interest rates and inflation higher. However, should the U.S. economy or the stock market seriously falter, bonds as an asset class can provide a potential safe haven, thereby playing an important diversification role for those who also invest in stocks.

Closing Comments

We are pleased with the positive returns earned by all of our funds, particularly the double-digit gains in the International Equity Fund, over the turbulent six-month time period covered by this report. We are also pleased with the relative performance of the International Equity Fund versus its peers over the past one, three, and five years. The Bond Opportunity Fund has stood ready as a potential diversifier for those times that equities go south. The Enhanced Growth Fund has provided exposure to large, high growth sectors of the U.S. equity markets, such as information technology, healthcare and biotechnology. The Cognitive Value Fund has enjoyed exposure to what has been one of the most profitable and resilient parts of the U.S. stock market throughout the recent years of crash and recovery.

In the first three weeks of April, the global equity markets have come under renewed downward pressure despite a slight dip in oil prices since the end of the first quarter. Investors appear to be concerned about the health of the U.S. economy, rising inflationary pressures and the prospect of higher interest rates. We believe investors may be overreacting to recent news. If U.S. economic growth moderates as we expect, we believe the Fed’s policy of measured short-term interest rate increases should be able to contain inflationary pressures without pushing the economy into a recession. In this environment, corporate earnings could be stronger than expected, setting the stage for more favorable stock market conditions later in the year.

As many of you already know, the Funds’ investment advisor, Bailard, Biehl & Kaiser, Inc., and its affiliated companies have recently changed their names. Our new name is the Bailard Opportunity Fund Group, Inc. If you have not already done so, we encourage you to visit the mutual fund section of Bailard Inc.’s new website at www.bailard.com to review our new look and to read about our Funds. All of us at the Bailard Opportunity Fund Group want to assure you that we remain the same people you have known for years, and we continue to hold the same values and philosophy.

Please feel free to contact one of Bailard Fund Services’ client service counselors at 800-882-8383 if you have any questions or would like to discuss the Funds in greater detail. We appreciate your continued confidence and support.

Sincerely,

Peter M. Hill	Burnie E. Sparks, Jr., CFA
Chairman	President

* The index performance data quoted in the Market Overview section and elsewhere in this letter represent past performance and are no indication of future results. The S&P 500 is a commonly used capitalization-weighted index of 500 widely held U.S. stocks, as calculated by Standard & Poor’s, a division of McGraw-Hill. The NASDAQ 100 is a commonly used modified capitalization-weighted index that measures the performance of the 100 largest non-financial companies listed on the National Market Tier of the NASDAQ Stock Market, Inc. The S&P Small Cap 600/Barra Value index is a commonly used capitalization-weighted index consisting of those stocks in the S&P Small Cap 600 index deemed to be value, as opposed to growth, stocks - as calculated by Barra and Standard & Poor’s. The MSCI All-Country World Free ex-U.S. is a commonly used Morgan Stanley Capital International index that measures the performance of equities available to foreign investors in 49 developed and emerging market countries outside of the United States. It is presented in U.S. dollar terms, gross of the withholding tax on foreign dividends. The Merrill Lynch Treasury Master is a commonly used index that measures the performance of U.S. Treasury bonds. The Merrill Lynch Corporate/Government Master is a commonly used index that measures the performance of the broad U.S. dollar investment grade debt universe, excluding mortgage and asset-backed securities. The Salomon Brothers Non-US$ World Government Bond is a commonly used index that measures the performance of government debt with maturities of at least one year issued by twenty developed market countries outside of the United States. Returns are presented 100% currency-hedged in U.S. dollar terms. Neither the Merrill Lynch Corporate/Government master index nor the Salomon Brothers Non-US$ World Government Bond index measures the performance of the bond markets in developing countries, in which the Bond Opportunity Fund can invest. All market indices are unmanaged and are presented on a total return basis, with dividends reinvested.

** Since April 2001, the Fund has not used an index to evaluate the performance of the International Equity Fund internally. Currently, the Morningstar Foreign Large Blend Equity category is being used for performance comparison purposes.

The Cognitive Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Enhanced Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The International Equity Fund and the Bond Opportunity Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates and lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Opportunity Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds’ prospectus.

The views expressed in this letter reflect events only through the date of this letter. These views are subject to change at any time. This report does not constitute a prospectus for use in the purchase or sale of shares of any Fund or a recommendation with respect to any securities mentioned in this report. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Investors should consider the investment objectives, risks and charges and expenses of an investment carefully before investing. The prospectus contains this and other information about the Funds. Investors should read the prospectus carefully before investing. For a copy of the prospectus, please contact Bailard Fund Services’ Investor Services Department at (800) 882-8383. Bailard Fund Services, Inc. is a wholly owned subsidiary of Bailard, Inc.

Stockholder Expense Example (unaudited)

As a stockholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line of the table for a Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period*
Cognitive Value Fund
Actual	$ 1,000.00	$ 1,087.81	$ 6.21
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.98	$ 6.00
Enhanced Growth Fund
Actual	$ 1,000.00	$ 1,038.02	$ 5.20
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.83	$ 5.15
International Equity Fund
Actual	$ 1,000.00	$ 1,161.67	$ 7.37
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.11	$ 6.88
Bond Opportunity Fund
Actual	$ 1,000.00	$ 1,006.26	$ 6.22
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.73	$ 6.26
*Expenses are equal to each Fund's annualized expense ratio (shown in the table below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Cognitive Value Fund	1.19%
Enhanced Growth Fund	1.02%
International Equity Fund	1.37%
Bond Opportunity Fund	1.24%

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)

	Sector Diversification
	(Based on the Fund's Net Asset Value as of March 31, 2005)

	Pie Chart Omitted

			Shares	Value
	EQUITY SECURITIES (92.8%)

	INDUSTRIAL (18.4%)
	Aerospace/Defense (1.9%)
	Cubic Corp.		24,500	$ 464,030
*	DRS Technologies, Inc.		16,700	709,750
*	Esterline Technologies Corp.		9,500	328,225
	Total Aerospace/Defense			1,502,005

	Airlines (0.1%)
*	Frontier Airlines, Inc.		11,100	116,328

	Building Products (1.1%)
	Apogee Enterprises, Inc.		12,000	171,360
*	Griffon Corp.		10,900	233,369
	Lennox International, Inc.		23,000	504,160
	Total Building Products			908,889

	(See "Notes to Financial Statements")
		7
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	INDUSTRIAL (continued)
	Commercial Printing (0.2%)
	Bowne & Co., Inc.		10,500	$ 157,920

	Construction & Engineering (0.8%)
*	URS Corp.		22,100	635,375

	Electrical Component (1.4%)
*	Genlyte Group, Inc.		6,100	548,817
	Regal-Beloit Corp.		20,000	575,800
	Total Electrical Component			1,124,617

	Industrial Conglomerates (0.8%)
	Tredegar Corp.		38,200	644,052

	Machinery Industrial (4.1%)
	Albany International Corp. - Class A		19,700	608,336
	Mueller Industries, Inc.		20,000	563,000
	Stewart & Stevenson Services, Inc.		9,000	206,010
	The Timken Co.		35,000	956,900
	Thomas Industries, Inc.		6,000	237,840
	Valmont Industries, Inc.		16,000	357,120
	Watts Water Technologies, Inc. - Class A		13,200	430,452
	Total Machinery Industrial			3,359,658

	Marine (0.3%)
*	Kirby Corp.		6,600	277,398

	Services-Diversified/Commercial (2.1%)
	ABM Industries, Inc.		17,000	326,910
*	Insurance Auto Auctions, Inc.		5,000	139,250
*	Mobile Mini, Inc.		7,300	294,993
*	NCO Group, Inc.		15,000	293,250
*	School Specialty, Inc.		7,000	274,120
*	SOURCECORP, Inc.		5,000	100,700
	Viad Corp.		10,000	269,000
	Total Services-Diversified/Commercial			1,698,223

	Services-Employment (0.3%)
*	Spherion Corp.		18,000	134,820
*	Volt Information Sciences, Inc.		6,000	144,900
	Total Services-Employment			279,720

	Services-Environmental (0.7%)
*	Waste Connections, Inc.		15,200	528,200

	Services-Office/Supplies (0.2%)
*	United Stationers, Inc.		3,100	140,275

	(See "Notes to Financial Statements")
		8
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	INDUSTRIAL (continued)
	Trade Companies & Distribution (3.0%)
	Applied Industrial Technologies, Inc.		15,750	$ 428,400
	Hughes Supply, Inc.		27,000	803,250
	Watsco, Inc.		29,400	1,237,740
	Total Trade Companies & Distribution			2,469,390

	Trucking (1.4%)
	Arkansas Best Corp.		7,800	294,684
*	Dollar Thrifty Automotive Group, Inc.		13,000	426,140
*	Yellow Roadway Corp.		6,800	398,072
	Total Trucking			1,118,896

	Total Industrial			14,960,946

	FINANCIAL (17.9%)
	Consumer Finance (0.4%)
	Cash America International, Inc.		14,500	317,985

	Insurance-Life/Health (1.1%)
	Delphi Financial Group, Inc. - Class A		15,900	683,700
	UICI		10,300	249,775
	Total Insurance-Life/Health			933,475

	Insurance-Property/Casualty (2.4%)
*	ProAssurance Corp.		18,000	711,000
	RLI Corp.		11,200	464,240
	Selective Insurance Group, Inc.		10,000	462,300
	Zenith National Insurance Corp.		6,000	311,160
	Total Insurance-Property/Casualty			1,948,700

	Investment Bank & Brokerage (0.3%)
*	Piper Jaffray Cos., Inc.		7,000	256,130

	REITS-Equity Diverse (1.9%)
	Capital Automotive REIT		12,100	400,752
	Colonial Properties Trust		13,700	526,217
	Commercial Net Lease Realty		20,000	369,000
	Entertainment Properties Trust		5,000	207,150
	Total REITS-Equity Diverse			1,503,119

	REITS-Equity Industrial/Office (0.4%)
	Lexington Corporate Properties Trust		14,000	307,160

	REITS-Equity Residential (0.7%)
	Gables Residential Trust		18,000	599,400

	(See "Notes to Financial Statements")
		9
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	FINANCIAL (continued)
	REITS-Equity Self Storage (1.0%)
	Shurgard Storage Centers, Inc. - Class A		12,900	$ 528,642
	Sovran Self Storage, Inc.		7,100	281,373
	Total REITS-Equity Self Storage			810,015

	Regional Banks (6.0%)
	Boston Private Financial Holdings, Inc.		16,300	387,125
	Chittenden Corp.		10,000	260,700
	Community Bank System, Inc.		11,000	252,010
	First Republic Bank		12,000	388,440
	Gold Banc Corp., Inc.		43,100	604,693
	Irwin Financial Corp.		15,800	363,716
	Mid-State Bancshares		9,000	239,400
	Provident Bankshares Corp.		7,000	230,720
*	Silicon Valley Bancshares		9,200	405,352
	South Financial Group, Inc.		22,000	671,880
	Sterling Bancshares, Inc.		32,800	465,760
	Whitney Holding Corp.		13,000	578,630
	Total Regional Banks			4,848,426

	Specialized Finance (0.3%)
	Financial Federal Corp.		8,000	282,960

	Thrifts & Mortgage Financing (3.4%)
	BankAtlantic Bancorp, Inc. - Class A		17,000	295,800
*	BankUnited Financial Corp. - Class A		29,500	792,370
	Downey Financial Corp.		10,000	615,300
*	FirstFed Financial Corp.		4,600	234,646
	Fremont General Corp.		24,600	540,954
*	Sterling Financial Corp.		7,590	270,963
	Total Thrifts & Mortgage Financing			2,750,033

	Total Financial			14,557,403

	TECHNOLOGY (13.2%)
	Application Software (0.8%)
*	MapInfo Corp.		10,300	124,012
*	MRO Software, Inc.		14,000	196,420
*	Verity, Inc.		37,100	350,595
	Total Application Software			671,027

	Communications Equipment (1.4%)
	Belden CDT, Inc.		20,000	444,200
	Black Box Corp.		7,700	288,057
*	Brooktrout, Inc.		9,100	102,375
*	C-COR, Inc.		11,994	72,924
*	Symmetricom, Inc.		22,600	250,634
	Total Communications Equipment			1,158,190

	(See "Notes to Financial Statements")
		10
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Computer Hardware (0.2%)
*	Pinnacle Systems, Inc.		33,500	$ 187,265

	Computer Storage/Peripherals (0.9%)
*	Adaptec, Inc.		33,000	158,070
*	Hutchinson Technology, Inc.		16,900	587,782
	Total Computer Storage/Peripherals			745,852

	Electronic Equipment (1.5%)
*	Checkpoint Systems, Inc.		14,000	236,320
*	Coherent, Inc.		20,300	685,328
*	Itron, Inc.		9,500	281,580
	Total Electronic Equipment			1,203,228

	Electronic Manufacturing Services (1.2%)
*	Benchmark Electronics, Inc.		27,000	859,410
*	RadiSys Corp.		8,000	113,280
	Total Electronic Manufacturing Services			972,690

	Internet Software & Services (0.3%)
*	FindWhat.com		9,000	93,330
*	Keynote Systems, Inc.		11,000	130,570
	Total Internet Software & Services			223,900

	Semiconductor Equipment (1.7%)
*	Advanced Energy Industries, Inc.		11,800	114,106
*	Brooks Automation, Inc.		17,900	271,722
	Cohu, Inc.		19,000	303,050
*	FEI Co.		12,000	277,800
*	Photronics, Inc.		16,700	302,270
*	Rudolph Technologies, Inc.		8,000	120,480
	Total Semiconductor Equipment			1,389,428

	Semiconductors (2.3%)
*	Actel Corp.		7,500	115,350
*	DSP Group, Inc.		13,500	347,760
*	Exar Corp.		51,500	690,100
*	Skyworks Solutions, Inc.		60,000	381,000
*	Standard Microsystems Corp.		19,500	338,520
	Total Semiconductors			1,872,730

	Services-Data Processing (1.0%)
*	eFunds Corp.		36,700	819,144

	(See "Notes to Financial Statements")
		11
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Systems Software (0.5%)
*	Phoenix Technology, Ltd.		20,600	$ 196,112
*	Radiant Systems, Inc.		17,000	166,600
	Total Systems Software			362,712

	Technology Distribution (1.4%)
*	Anixter International, Inc.		31,000	1,120,650

	Total Technology			10,726,816

	CONSUMER DISCRETIONARY (13.1%)
	Apparel & Accessory (0.6%)
	Kellwood Co.		11,000	316,690
	Russell Corp.		10,000	180,800
	Total Apparel & Accessory			497,490

	Automobile Manufacturers (0.4%)
	Coachmen Industries, Inc.		14,700	199,920
	Monaco Coach Corp.		9,300	150,195
	Total Automobile Manufacturers			350,115

	Casinos & Gaming (0.5%)
*	Aztar Corp.		14,500	414,120

	Footwear (0.2%)
	Brown Shoe Company, Inc.		5,800	198,766

	General Merchandise (0.2%)
*	ShopKo Stores, Inc.		8,000	177,760

	Homebuilding (1.9%)
	M.D.C. Holdings, Inc.		8,800	612,920
	Standard Pacific Corp.		12,500	902,375
	Total Homebuilding			1,515,295

	Home Furnishings (0.2%)
	Bassett Furniture Industries, Inc.		7,000	137,900

	Hotel/Resort/Cruise (0.4%)
	Marcus Corp.		14,900	305,450

	Housewares & Specialty (0.7%)
	Libbey, Inc.		10,800	226,800
	National Presto Industries, Inc.		2,700	108,810
	Russ Berrie & Co., Inc.		12,700	243,205
	Total Housewares & Specialty			578,815

	(See "Notes to Financial Statements")
		12
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Leisure Products (0.6%)
*	JAKKS Pacific, Inc.		8,800	$ 188,936
*	K2, Inc.		20,600	283,250
	Total Leisure Products			472,186

	Movies & Entertainment (0.2%)
*	4Kids Entertainment, Inc.		8,200	181,302

	Restaurants (1.5%)
*	Jack in the Box, Inc.		14,400	534,240
	Landry's Restaurants, Inc.		24,400	705,648
	Total Restaurants			1,239,888

	Retail-Apparel (1.8%)
*	Dress Barn, Inc.		8,000	145,760
*	Stage Stores, Inc.		11,400	437,646
*	The Men's Wearhouse, Inc.		13,600	574,056
*	Too, Inc.		11,200	276,304
	Total Retail-Apparel			1,433,766

	Retail-Catalog (0.4%)
*	Insight Enterprises, Inc.		18,000	316,080

	Retail-Computers/Electronics (0.7%)
*	GameStop Corp. - Class A		23,800	527,408

	Retail-Home Improvement (0.5%)
	Building Materials Holding Corp.		9,500	422,560

	Specialty Stores (2.3%)
	Haverty Furniture Cos., Inc.		5,600	85,400
*	Jo-Ann Stores, Inc.		6,000	168,540
*	Linens 'n Things, Inc.		12,000	297,960
	Movie Gallery, Inc.		10,000	286,800
	Pep Boys-Manny, Moe & Jack		16,000	281,280
*	TBC Corp.		7,000	195,020
*	Zale Corp.		20,000	594,400
	Total Specialty Stores			1,909,400

	Total Consumer Discretionary			10,678,301

	MATERIALS (7.9%)
	Aluminum (0.6%)
*	Aleris International, Inc.		19,110	476,794

	Chemicals-Commodity (0.2%)
	Wellman, Inc.		12,200	176,412

	(See "Notes to Financial Statements")
		13
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	MATERIALS (continued)
	Chemicals-Specialty (1.7%)
	Cambrex Corp.		18,300	$ 389,790
*	OM Group, Inc.		15,700	477,594
*	PolyOne Corp.		53,700	476,856
	Total Chemicals-Specialty			1,344,240

	Construction Materials (0.4%)
	Texas Industries, Inc.		5,400	290,250

	Containers-Metal/Glass (1.1%)
	AptarGroup, Inc.		14,000	727,720
	Myers Industries, Inc.		15,100	213,061
	Total Containers-Metal/Glass			940,781

	Diverse Metal/Mining (1.0%)
*	Brush Engineered Materials, Inc.		15,600	296,868
*	RTI International Metals, Inc.		10,000	234,000
	Usec, Inc.		17,000	276,760
	Total Diverse Metal/Mining			807,628

	Paper Packaging (0.2%)
*	Caraustar Industries, Inc.		15,800	203,820

	Paper Products (0.6%)
*	Buckeye Technologies, Inc.		25,000	270,000
	Pope & Talbot, Inc.		14,800	260,184
	Total Paper Products			530,184

	Steel (2.1%)
	Carpenter Technology Corp.		9,000	534,690
	Commercial Metals Co.		20,000	677,800
	Reliance Steel & Aluminum Co.		10,500	420,105
	Ryerson Tull, Inc.		4,900	62,083
	Total Steel			1,694,678

	Total Materials			6,464,787

	HEALTH (7.5%)
	Biotechnology (0.3%)
*	ArQule, Inc.		34,600	162,966
*	Savient Pharmaceuticals, Inc.		18,000	49,500
	Total Biotechnology			212,466

	Healthcare-Distributors (0.4%)
	Owens & Minor, Inc.		13,000	352,950

	(See "Notes to Financial Statements")
		14
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	HEALTH (continued)
	Healthcare-Equipment (2.5%)
	Analogic Corp.		7,500	$ 324,375
*	CONMED Corp.		17,400	524,088
	Datascope Corp.		8,000	244,640
	Invacare Corp.		10,000	446,300
*	Viasys Healthcare, Inc.		17,400	331,992
	Vital Signs, Inc.		4,000	159,560
	Total Healthcare-Equipment			2,030,955

	Healthcare-Facility (2.8%)
*	Genesis HealthCare Corp.		9,000	386,010
*	Kindred Healthcare, Inc.		10,000	351,000
*	Province Healthcare Co.		20,000	481,800
*	Sunrise Senior Living, Inc.		6,600	320,760
*	United Surgical Partners International, Inc.		16,300	746,051
	Total Healthcare-Facility			2,285,621

	Healthcare-Services (1.4%)
	Chemed Corp.		9,300	711,264
*	CryoLife, Inc.		17,000	105,230
	Option Care, Inc.		9,000	185,310
*	Pediatrix Medical Group, Inc.		2,500	171,475
	Total Healthcare-Services			1,173,279

	Healthcare-Supplies (0.1%)
*	Osteotech, Inc.		11,000	41,800

	Total Health			6,097,071

	UTILITIES (7.1%)
	Electric Utilities (1.8%)
	Allete, Inc.		10,000	418,500
	OGE Energy Corp.		20,200	544,390
	Unisource Energy Corp.		15,900	492,423
	Total Electric Utilities			1,455,313

	Gas Utilities (4.7%)
	AGL Resources, Inc.		6,000	209,580
	Atmos Energy Corp.		15,500	418,500
	Northwest Natural Gas Co.		16,400	593,188
	Piedmont Natural Gas Co., Inc.		26,100	601,344
	South Jersey Industries, Inc.		19,200	1,082,880
*	Southern Union Co.		23,373	586,896
	The Laclede Group, Inc.		11,000	321,200
	Total Gas Utilities			3,813,588

	(See "Notes to Financial Statements")
		15
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	UTILITIES (continued)
	Multi-Utilities (0.6%)
	Avista Corp.		26,800	$ 469,000

	Total Utilities			5,737,901

	ENERGY (4.2%)
	Oil & Gas-Equipment/Services (1.7%)
*	Offshore Logistics, Inc.		16,500	549,780
*	W-H Energy Services, Inc.		35,000	837,550
	Total Oil & Gas-Equipment/Services			1,387,330

	Oil & Gas-Exploration/Production (2.5%)
*	Remington Oil & Gas Corp.		9,000	283,680
*	Southwestern Energy Co.		4,200	238,392
*	Spinnaker Exploration Co.		15,300	543,609
*	Stone Energy Corp.		9,300	451,701
*	Swift Energy Co.		17,600	500,544
	Total Oil & Gas-Exploration/Production			2,017,926

	Total Energy			3,405,256

	CONSUMER STAPLES (3.3%)
	Agricultural Product (0.7%)
	Corn Products International, Inc.		22,000	571,780

	Food Distributors (0.8%)
	Nash Finch Co.		3,800	144,362
*	Performance Food Group Co.		18,000	498,240
	Total Food Distributors			642,602

	Packaged Foods/Meats (1.0%)
*	Hain Celestial Group, Inc.		4,000	74,560
	J & J Snack Foods Corp.		3,000	140,490
	Ralcorp Holdings, Inc.		11,900	563,465
	Total Packaged Foods/Meats			778,515

	Retail-Drugs (0.5%)
	Longs Drug Stores Corp.		11,000	376,420

	Retail-Food (0.3%)
	Casey's General Stores, Inc.		16,000	287,520

	Total Consumer Staples			2,656,837

	(See "Notes to Financial Statements")
		16
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	TELECOMMUNICATIONS (0.2%)
	Integrated Telecom Services (0.2%)
*	General Communications, Inc. - Class A		22,000	$ 200,860

	Total Telecommunications			200,860

	Total Equity Securities
	(Cost: $64,173,979)			75,486,178

	INVESTMENT COMPANIES (6.6%)
	iShares Russell 2000 Value Index Fund		13,700	2,524,225
	iShares S & P SmallCap 600/BARRA Value Index Fund		24,300	2,866,671

	Total Investment Companies
	(Cost: $4,979,855)			5,390,896

			Principal
			Amount	Value
	SHORT-TERM SECURITIES (0.8%)
	TIME DEPOSIT (0.8%)
	Wells Fargo
	2.322%, 4/01/05
	(Cost: $611,000)		$ 611,000	611,000

	TOTAL INVESTMENTS (100.2%)			81,488,074
	(Identified Cost: $69,764,834)

	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)			(171,896)

	NET ASSETS (100.0%)			$ 81,316,178

*	Non-income producing security.

	(See "Notes to Financial Statements")
		17
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)

	Sector Diversification
	(Based on the Fund's Net Asset Value as of March 31, 2005)

	Pie Chart Omitted

			Shares	Value
	EQUITY SECURITIES (96.5%)

	TECHNOLOGY (58.3%)
	Application Software (2.7%)
	Autodesk, Inc.		24,000	$ 714,240
*	Citrix Systems, Inc.		25,000	595,500
*	Intuit, Inc.		27,000	1,181,790
*	Siebel Systems, Inc.		75,000	684,750
	Total Application Software			3,176,280

	Computer Hardware (7.6%)
*	Apple Computer, Inc.		107,000	4,458,690
*	Dell, Inc.		101,000	3,880,420
*	Sun Microsystems, Inc.		145,000	585,800
	Total Computer Hardware			8,924,910

	(See "Notes to Financial Statements")
		18
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Computer Storage/Peripherals (1.4%)
*	Network Appliance, Inc.		44,000	$ 1,217,040
*	QLogic Corp.		10,500	425,250
	Total Computer Storage/Peripherals			1,642,290

	Electronic Manufacturing Services (0.6%)
*	Flextronics International, Ltd.		62,000	746,480

	Home Entertainment Software (1.3%)
*	Electronic Arts, Inc.		30,000	1,553,400

	Internet Software & Services (2.5%)
*	Check Point Software Technologies, Ltd.		27,500	597,850
*	Yahoo!, Inc.		70,500	2,389,950
	Total Internet Software & Services			2,987,800

	Semiconductor Equipment (2.6%)
*	Applied Materials, Inc.		93,000	1,511,250
*	KLA-Tencor Corp.		25,000	1,150,250
*	Lam Research Corp.		15,000	432,900
	Total Semiconductor Equipment			3,094,400

	Semiconductors (11.0%)
*	Altera Corp.		58,000	1,147,240
*	Broadcom Corp. - Class A		27,000	807,840
	Intel Corp.		222,000	5,157,060
	Linear Technology Corp.		40,000	1,532,400
*	Marvell Technology Group, Ltd.		15,000	575,100
	Maxim Integrated Products, Inc.		48,000	1,961,760
	Microchip Technology, Inc.		18,000	468,180
	Xilinx, Inc.		45,000	1,315,350
	Total Semiconductors			12,964,930

	Services-Data Processing (1.8%)
*	Fiserv, Inc.		22,000	875,600
	Paychex, Inc.		37,500	1,230,750
	Total Services-Data Processing			2,106,350

	(See "Notes to Financial Statements")
		19
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Systems Software (13.9%)
	Adobe Systems, Inc.		25,000	$ 1,679,250
*	BEA Systems, Inc.		30,000	239,100
	Microsoft Corp.		369,500	8,930,815
*	Oracle Corp.		222,000	2,770,560
*	Symantec Corp.		73,500	1,567,755
*	VERITAS Software Corp.		50,000	1,161,000
	Total Systems Software			16,348,480

	Technology Distribution (0.4%)
	CDW Corp.		8,000	453,440

	Telecom Equipment (12.5%)
*	Cisco Systems, Inc.		242,000	4,329,380
*	Comverse Technology, Inc.		26,000	655,720
*	JDS Uniphase Corp.		124,000	207,080
*	Juniper Networks, Inc.		33,000	727,980
	Qualcomm, Inc.		200,000	7,330,000
*	Research in Motion, Ltd.		20,000	1,528,400
	Total Telecom Equipment			14,778,560

	Total Technology			68,777,320

	CONSUMER DISCRETIONARY (16.8%)
	Broadcasting & Cable (4.4%)
*	Comcast Corp. - Class A		92,000	3,107,760
	EchoStar Communications Corp. - Class A		25,000	731,250
*	Liberty Media International, Inc. - Class A		16,700	730,458
*	XM Satellite Radio Holdings, Inc.		19,500	614,250
	Total Broadcasting & Cable			5,183,718

	Consumer Electronics (0.4%)
	Garmin, Ltd.		10,000	463,200

	Movies & Entertainment (0.6%)
*	Pixar		7,500	731,625

	Restaurants (2.5%)
*	Starbucks Corp.		57,500	2,970,450

	Retail-Apparel (1.2%)
*	Sears Holdings Corp.		10,500	1,398,285

	(See "Notes to Financial Statements")
		20
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Retail-Catalog (1.3%)
*	IAC/InterActiveCorp		69,500	$ 1,547,765

	Retail-Internet (4.1%)
*	Amazon.com, Inc.		28,000	959,560
*	eBay, Inc.		104,000	3,875,040
	Total Retail-Internet			4,834,600

	Specialty Stores (2.3%)
*	Bed Bath & Beyond, Inc.		42,000	1,534,680
	Staples, Inc.		35,000	1,100,050
	Total Specialty Stores			2,634,730

	Total Consumer Discretionary			19,764,373

	HEALTH (11.6%)
	Biotechnology (8.4%)
*	Amgen, Inc.		63,000	3,667,230
*	Biogen Idec, Inc.		40,000	1,380,400
*	Chiron Corp.		22,900	802,874
*	Genzyme Corp.		32,500	1,860,300
*	Gilead Sciences, Inc.		46,000	1,646,800
*	MedImmune, Inc.		25,000	595,250
	Total Biotechnology			9,952,854

	Healthcare-Distribution/Services (0.5%)
*	Patterson Companies, Inc.		12,000	599,400

	Healthcare-Equipment (1.2%)
	Biomet, Inc.		40,000	1,452,000

	Pharmaceuticals (1.5%)
	Teva Pharmaceutical Industries, Ltd., ADR		55,000	1,705,000

	Total Health			13,709,254

	INDUSTRIAL (4.5%)
	Air Freight and Couriers (0.7%)
	Expeditors International of Washington, Inc.		15,000	803,250

	Electrical Components (0.4%)
	American Power Conversion Corp.		21,000	548,310

	(See "Notes to Financial Statements")
		21
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	INDUSTRIAL (continued)
	Machinery Construction/Farming (1.3%)
	Paccar, Inc.		21,000	$ 1,520,190

	Services-Diversified/Commercial (2.1%)
*	Apollo Group, Inc. - Class A		20,000	1,481,200
	Cintas Corp.		24,000	991,440
	Total Services-Diversified/Commercial			2,472,640

	Total Industrial			5,344,390

	TELECOMMUNICATIONS (3.3%)
	Wireless Telecom Services (3.3%)
*	Nextel Communications, Inc. - Class A		137,000	3,893,540

	Total Telecommunications			3,893,540

	CONSUMER STAPLES (1.5%)
	Hypermarkets & Supercenters (0.9%)
	Costco Wholesale Corp.		25,000	1,104,500

	Retail-Food (0.6%)
	Whole Foods Market, Inc.		7,000	714,910

	Total Consumer Staples			1,819,410

	MATERIALS (0.5%)
	Chemicals-Specialty (0.5%)
	Sigma-Aldrich Corp.		10,000	612,500

	Total Materials			612,500

	Total Equity Securities
	(Cost: $100,942,085)			113,920,787

	INVESTMENT COMPANIES (2.8%)
	iShares Goldman Sachs Technology Index Fund		15,000	636,600
	Nasdaq-100 Index Tracking Stock		72,000	2,631,600

	Total Investment Companies
	(Cost: $3,199,035)			3,268,200

	(See "Notes to Financial Statements")
		22
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Principal
			Amount	Value
	SHORT-TERM SECURITIES (1.1%)
	TIME DEPOSIT (1.1%)
	Wachovia Bank
	2.322%, 4/01/05
	(Cost: $1,250,000)		$ 1,250,000	$ 1,250,000

	TOTAL INVESTMENTS (100.4%)			118,438,987
	(Identified Cost: $105,391,120)

	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)			(440,981)

	NET ASSETS (100.0%)			$ 117,998,006

	ADR - American Depositary Receipt

*	Non-income producing security.

	(See "Notes to Financial Statements")
		23
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)

	Regional Diversification
	(Based on the Fund's Net Asset Value as of March 31, 2005)

	Pie Chart Omitted

			Shares	Value
	EQUITY SECURITIES (96.1%)

	AUSTRALIA (2.9%)
	Australia & New Zealand Banking Group, Ltd.		17,000	$ 271,160
	BHP Billiton, Ltd.		67,128	927,933
	Billabong International, Ltd.		32,000	329,223
	BlueScope Steel, Ltd.		45,000	302,845
	Coca-Cola Amatil, Ltd.		20,000	132,741
	Commonwealth Bank of Australia		18,000	486,780
	CSL, Ltd.		14,000	370,159
*	E*Trade Australia, Ltd.		90,000	116,961
	ING Office Fund		150,000	141,560
	John Fairfax Holdings, Ltd.		32,000	103,470
	Macquarie Bank, Ltd.		3,500	130,038
	QBE Insurance Group, Ltd.		30,000	345,545
	Rinker Group, Ltd.		20,000	167,087
	Suncorp-Metway, Ltd.		15,000	225,451
*	Village Roadshow, Ltd.		70,000	138,620
*	Zinifex, Ltd.		130,000	298,668
	Total Australia			4,488,241

	(See "Notes to Financial Statements")
		24
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	AUSTRIA (2.3%)
	Bank Austria Creditanstalt		9,722	$ 960,275
	Erste Bank der oesterreichischen Sparkassen AG		8,000	419,527
	EVN AG		5,113	357,507
	Mayr-Melnhof Karton AG		2,500	398,473
	OMV AG		1,963	625,302
	Telekom Austria AG		27,000	529,867
	Voestalpine AG		2,500	193,518
	Total Austria			3,484,469

	BELGIUM (2.9%)
	Bekaert NV		7,000	589,976
	Colruyt SA		2,800	435,955
	Delhaize Group		7,500	515,149
	Dexia		18,000	429,274
	Electrabel SA		800	359,847
	KBC Groupe SA		16,450	1,390,720
*	Mobistar SA		5,500	484,282
*	Option NV		7,000	230,259
	Total Belgium			4,435,462

	BRAZIL (2.2%)
*	Banco Bradesco SA Pfd		11,016	320,307
	Banco Itau Holding Financeira SA Pfd		2,700	441,790
	Banco Itau Holding Financeira SA, ADR		2,200	178,530
*	Companhia Vale do Rio Doce, ADR		33,000	1,043,130
	Embraer-Empresa Brasileira de Aeronautica SA, ADR		5,700	178,410
	Petrobras-Petroleo Brasileiro A SA, ADR		13,400	515,498
	Petrobras-Petroleo Brasileiro SA, ADR		11,900	525,742
	Usinas Siderurgicas de Minas Gerais SA Pfd - Class A		8,800	190,333
	Total Brazil			3,393,740

	CANADA (1.8%)
*	Canfor Corp.		30,000	402,695
	EnCana Corp.		2,500	176,530
	Falconbridge, Ltd.		5,500	197,297
*	Inco, Ltd.		3,500	138,976
	Manulife Financial Corp.		5,000	238,666
	Methanex Corp.		30,000	578,006
	National Bank of Canada		10,000	432,864
	Petro-Canada		4,000	232,260
*	Ultra Petroleum Corp.		6,000	304,800
	Total Canada			2,702,094

	(See "Notes to Financial Statements")
		25
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	CZECH REPUBLIC (0.6%)
	CEZ AS		49,000	$ 870,358
	Total Czech Republic			870,358

	DENMARK (0.5%)
	AP Moller-Maersk A/S		20	186,665
	Danisco A/S		3,000	203,587
	Danske Bank A/S		6,300	183,267
	NKT Holding A/S		5,000	173,581
	Total Denmark			747,100

	FRANCE (7.3%)
	Arcelor		25,500	584,277
	AXA		31,580	843,433
	BNP Paribas SA		15,080	1,071,070
	Compagnie Generale des Etablissements Michelin - Class B		10,500	691,869
	Credit Agricole SA		10,000	272,537
	Euler Hermes SA		8,000	662,302
	European Aeronautic Defence & Space Co.		10,000	299,699
*	France Telecom SA		16,000	480,351
	Lafarge SA		7,500	728,129
	Natexis Banques Populaires		4,600	690,504
	Renault SA		5,300	474,593
	Sanofi-Aventis		6,746	570,322
	Schneider Electric SA		3,800	298,543
	Societe Generale		6,000	625,002
	Suez SA		13,000	350,750
	Total SA		8,380	1,965,838
*	Vivendi Universal SA		11,000	337,818
	Worms & Cie		10,000	305,418
	Total France			11,252,455

	GERMANY (4.6%)
	Allianz AG		5,990	762,531
	BASF AG		10,000	710,779
*	Commerzbank AG		8,500	184,927
	Continental AG		7,000	544,306
	DaimlerChrysler AG		6,000	269,261
	Deutsche Bank AG		8,000	691,934
*	Deutsche Telekom AG		35,860	717,724
	E.ON AG		13,000	1,118,310
	Man AG		10,000	448,379
	Metro AG		2,500	134,546
	Puma AG		3,000	753,004
	RWE AG		4,500	272,829
	Siemens AG		5,000	396,718
	Total Germany			7,005,248

	(See "Notes to Financial Statements")
		26
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	GREECE (1.3%)
*	Alpha Bank AE		11,800	$ 398,426
*	Fourlis SA		25,000	204,695
	Hellenic Technodomiki Tev SA		55,000	247,323
	National Bank of Greece SA		11,100	377,099
	OPAP SA		17,500	512,647
@	Technical Olympic SA		45,000	277,215
	Total Greece			2,017,405

	HONG KONG (2.6%)
	Bank of East Asia, Ltd.		90,000	259,060
	BOC Hong Kong (Holdings), Ltd.		85,000	155,846
	Cheung Kong Holdings, Ltd.		33,000	291,947
	China Mobile (Hong Kong), Ltd.		60,000	196,170
	China Resources Power Holdings Co., Ltd.		280,000	131,934
	China Travel International Investment Hong Kong, Ltd.		950,000	292,332
	CNOOC, Ltd.		400,000	215,403
	Henderson Land Development Co., Ltd.		50,000	222,454
	Hutchison Whampoa, Ltd.		25,000	212,357
	Kingboard Chemical Holdings, Ltd.		104,000	310,693
	Li & Fung, Ltd.		154,000	281,370
	New World Development Co., Ltd.		150,000	147,128
	PetroChina Co., Ltd.		474,000	294,755
	Shangri-La Asia, Ltd.		106,000	153,577
	Sino Land Co., Ltd.		200,000	183,349
	Sun Hung Kai Properties, Ltd.		30,000	272,138
	Swire Pacific, Ltd. - Class A		42,000	332,528
	Total Hong Kong			3,953,041

	INDONESIA (0.0%)
* ^ @	PT Lippo Bank Tbk - Certificates of Entitlement		5,580,000	0
	Total Indonesia			0

	IRELAND (1.4%)
	Allied Irish Banks, Plc.		14,000	293,851
	Anglo Irish Bank Corp., Plc.		25,500	640,286
	Bank of Ireland		15,000	237,641
	CRH, Plc.		23,900	628,066
*	Elan Corp., Plc.		6,000	18,715
	Irish Life & Permanent, Plc.		10,000	179,742
*	Ryanair Holdings, Plc., ADR		3,500	153,195
	Total Ireland			2,151,496

	(See "Notes to Financial Statements")
		27
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	ITALY (2.1%)
	Assicurazione Generali SpA		11,000	$ 355,974
	Banca Intesa SpA		76,463	389,551
	Capitalia SpA		45,000	234,960
	Enel SpA		34,000	326,108
	ENI SpA		25,000	650,800
	Fondiaria-Sai SpA		8,000	222,708
	Mediobanca SpA		13,000	226,230
	Pirelli & C. SpA		135,000	168,435
	Telecom Italia Mobile SpA		17,500	117,472
	Telecom Italia SpA (Savings Shares)		79,679	249,826
	UniCredito Italiano SpA		38,000	223,722
	Total Italy			3,165,786

	JAPAN (17.2%)
	Alpine Electronics, Inc.		30,000	432,779
	Arcs Co., Ltd.		11,000	143,465
	Asahi Breweries, Ltd.		10,000	129,862
	Belluna Co., Ltd.		9,900	347,092
	Bosch Automotive System Corp.		30,000	158,470
	Canon, Inc.		8,000	430,067
	Daiichi Pharmaceutical Co., Ltd.		7,000	164,267
	Don Quijote Co., Ltd.		5,000	294,035
	Eisai Co., Ltd.		25,000	850,785
	Espec Corp.		13,000	138,070
	Exedy Corp.		18,000	302,580
	Glory, Ltd.		20,000	373,224
	Goldcrest Co., Ltd.		6,000	347,233
	Gunze, Ltd.		60,000	279,918
	Honda Motor Co., Ltd.		5,000	251,028
	Hosiden Corp.		17,000	190,725
	Japan Tobacco, Inc.		15	166,885
	Joint Corp.		7,000	175,393
	Joyo Bank, Ltd.		80,000	431,563
	KDDI Corp.		60	297,868
	Kirin Brewery Co., Ltd.		20,000	195,400
	Kojima Co., Ltd.		20,000	276,365
	Komatsu, Ltd.		50,000	376,776
	Kyushu Electric Power Co., Inc.		15,000	319,746
	Makino Milling Machine Co., Ltd.		68,000	384,630
	Makita Corp.		40,000	732,236
	Marubeni Corp.		110,000	353,777
*	Matsui Securities Co., Ltd.		5,000	66,754
*	Matsui Securities Co., Ltd. - W/I		10,000	130,984
	Millea Holdings, Inc.		20	291,698
	Mitsubishi Chemical Corp.		100,000	319,746

	(See "Notes to Financial Statements")
		28
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	JAPAN (continued)
	Mitsubishi Corp.		25,000	$ 324,654
	Mitsubishi Gas Chemical Co., Inc.		80,000	376,215
	Mitsubishi Tokyo Financial Group, Inc.		80	695,587
	Mitsui & Co., Ltd.		30,000	277,393
	Mitsui O.S.K. Lines, Ltd.		50,000	322,083
	Mitsui Trust Holdings, Inc.		20,000	199,327
	Mizuho Financial Group, Inc.		140	663,613
	Nidec Corp.		2,500	310,864
	Nippon Konpo Unyu Soko Co., Ltd.		30,000	343,867
	Nippon Mining Holdings, Inc.		55,000	302,870
	Nippon Oil Corp.		50,000	355,740
	Nippon Sheet Glass Co., Ltd.		40,000	169,783
	Nippon Shokubai Co., Ltd.		21,000	190,445
*	Nippon Steel Corp.		150,000	380,049
	Nippon Suisan Kaisha, Ltd.		45,000	152,721
	Nippon Telegraph and Telephone Corp.		60	263,089
	Nisshin Steel Co., Ltd.		250,000	656,788
	Nitta Corp.		10,000	152,767
	NSK, Ltd.		65,000	335,453
	NTT DoCoMo, Inc.		200	336,574
	ORIX Corp.		2,500	319,512
*	Resona Holdings, Inc.		85,000	170,858
	Sankyo Co., Ltd.		6,000	126,776
	Sankyo Co., Ltd. (Gunma)		6,000	291,137
	Santen Pharmaceutical Co., Ltd.		8,000	172,027
	Sanyo Electric Credit Co., Ltd.		16,000	370,232
	Sanyo Shinpan Finance Co., Ltd.		5,000	340,314
	Sega Sammy Holdings, Inc.		8,000	487,659
	Seino Transportation Co., Ltd.		18,000	177,038
	Shibaura Mechatronics Corp.		15,000	136,032
	Shiga Bank, Ltd.		30,000	204,188
	Shimano, Inc.		5,000	168,287
	Shizuoka Bank, Ltd.		33,000	334,134
	Star Micronics Co., Ltd.		20,000	184,181
	Sumitomo Corp.		40,000	343,680
	Sumitomo Heavy Industries, Ltd.		100,000	394,540
	Sumitomo Mitsui Financial Group, Inc.		70	475,131
	Sumitomo Rubber Industries, Ltd.		15,000	144,867
	Sumitomo Trust & Banking Co., Ltd.		20,000	130,703
	Takeda Pharmaceutical Co., Ltd.		10,000	477,749
	TOEI Co., Ltd.		35,000	208,442
	Tohoku Electric Power Co., Inc.		15,000	278,656
	Tokai Carbon Co., Ltd.		50,000	212,229
	Tokyo Electric Power Co., Inc.		12,000	291,698
	Tokyo Ohka Kokyo Co., Ltd.		16,000	342,558

	(See "Notes to Financial Statements")
		29
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	JAPAN (continued)
	Tosoh Corp.		95,000	$ 470,737
	Toyo Suisan Kaisha, Ltd.		10,000	156,601
	Toyo Tire & Rubber Co., Ltd.		60,000	201,384
	Toyota Motor Corp.		25,000	932,592
	TV Asahi Corp.		250	579,656
	Yamada Denki Co., Ltd.		20,000	1,050,860
	Yamaha Motor Co., Ltd.		11,000	188,715
	Total Japan			26,526,476

	MALAYSIA (0.7%)
	Hong Leong Credit Berhad		86,000	92,337
	IOI Corp. Berhad		80,000	188,421
	Malayan Banking Berhad		68,000	202,211
	Malaysia International Shipping Corp. Berhad		50,000	214,474
	Proton Holdings Berhad		44,000	90,316
	Sime Darby Berhad		98,000	153,447
	Telekom Malaysia Berhad		33,000	84,671
	Total Malaysia			1,025,877

	MEXICO (1.4%)
*	America Telecom SA de CV A1		50,000	140,142
	Cemex SA de CV, ADR		13,895	503,694
*	Consorcio ARA SA de CV		41,200	136,443
*	Empresas ICA Sociedad Controladora SA de CV		426,000	163,824
	Grupo Aeroportuario del Sureste SA de CV, ADR		7,700	215,985
	Grupo Financiero Banorte SA de CV - Class O		38,200	248,369
	Grupo Financiero Inbursa SA de CV - Class O		87,000	170,398
	Grupo Televisa SA, ADR		4,100	241,080
	Telefonos de Mexico SA de CV, ADR - Class L		6,700	231,351
	Wal-Mart de Mexico SA de CV - Class V		52,100	182,652
	Total Mexico			2,233,938

	NETHERLANDS (4.9%)
	ABN AMRO Holding NV		30,000	746,259
	Akzo Nobel NV		6,000	274,642
	DSM NV		10,000	706,360
	Fortis		15,000	429,079
	ING Groep NV		34,000	1,029,583
	Koninklijke (Royal) KPN NV		43,000	385,606
*	Koninklijke (Royal) Philips Electronics NV		12,020	331,963
	Randstad Holding NV		18,500	825,655
	Rodamco Europe NV		5,000	374,949
	Royal Dutch Petroleum Co.		34,000	2,037,955
	Wolters Kluwer NV		19,000	347,929
	Total Netherlands			7,489,980

	(See "Notes to Financial Statements")
		30
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	NORWAY (2.8%)
	DNB NOR ASA		110,500	$ 1,133,104
*	Fred. Olsen Energy ASA		20,000	378,500
	Norsk Hydro ASA		14,500	1,200,985
	Statoil ASA		44,000	752,566
	Telenor ASA		50,000	451,349
*	Yara International ASA		30,000	457,288
	Total Norway			4,373,792

	RUSSIA (0.7%)
*	AO VimpelCom, ADR		11,200	385,504
	LUKOIL, ADR		5,000	677,000
	Total Russia			1,062,504

	SINGAPORE (2.8%)
	Capitaland, Ltd.		190,000	270,721
	DBS Group Holdings, Ltd.		100,000	903,414
	Elec & Eltek International Co., Ltd.		70,000	160,300
	Jardine Cycle & Carriage, Ltd.		52,000	368,884
	Keppel Corp., Ltd.		75,000	495,665
	Keppel Land, Ltd.		150,000	209,180
	Neptune Orient Lines, Ltd.		85,000	189,656
	Oversea-Chinese Banking Corp., Ltd.		55,000	460,195
	People's Food Holdings, Ltd.		250,000	183,411
	Singapore Airlines, Ltd.		20,000	144,304
	Singapore Telecommunications, Ltd.		134,000	209,616
	United Overseas Bank, Ltd.		85,000	742,133
	Total Singapore			4,337,479

	SOUTH AFRICA (1.1%)
	ABSA Group, Ltd.		16,000	193,838
	Barloworld, Ltd.		17,000	273,147
*	Imperial Holdings, Ltd.		16,000	250,678
	Sanlam, Ltd.		144,000	280,885
	Standard Bank Group, Ltd.		15,000	151,548
	Steinhoff International Holdings, Ltd.		142,000	303,450
	Telkom South Africa, Ltd.		18,000	310,761
	Total South Africa			1,764,307

	(See "Notes to Financial Statements")
		31
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	SOUTH KOREA (2.7%)
	Daelim Industrial Co., Ltd.		10,000	$ 529,788
	Hana Bank		9,000	248,154
	Hanjin Shipping Co., Ltd.		6,000	174,298
	Honam Petrochemical Corp.		11,000	563,269
	INI Steel Co.		15,000	240,768
*	Korea Electric Power Corp.		10,000	257,016
	Korea Zinc Co., Ltd.		11,000	367,208
	LG Cable, Ltd.		10,000	243,230
	Posco		2,500	494,830
	S1 Corp.		4,000	160,709
	Sam Young Electronics Co., Ltd.		65,000	474,298
	Samyang Corp.		4,500	188,996
	SK Corp.		2,700	159,527
	Total South Korea			4,102,091

	SPAIN (2.8%)
	Abengoa SA		30,000	329,851
	Acciona SA		4,100	370,868
	Aldeasa SA		5,000	237,316
*	Antena 3 de Television SA		314	25,689
	Banco Bilbao Vizcaya Argentaria SA		37,066	605,051
	Banco de Sabadell SA		9,000	225,749
	Banco Santander Central Hispano SA		30,000	366,111
	Enagas		20,000	305,678
*	Fadesa Inmobiliaria SA		7,500	164,731
	Iberdrola SA		15,000	393,404
	Repsol YPF SA		14,000	371,544
	Telefonica SA		39,890	696,770
	Union Fenosa SA		7,000	208,425
	Total Spain			4,301,187

	SWEDEN (1.8%)
	ForeningsSparbanken AB		12,000	284,530
	Hennes & Mauritz AB - Class B		8,000	276,011
	Nordea Bank AB		37,000	375,611
*	Skanska AB - Class B		17,000	206,369
	Svenska Handelsbanken AB - Class A		9,000	213,397
*	Telefonaktiebolaget LM Ericsson - Class B		200,000	565,084
	TeliaSonera AB		36,000	214,675
	Volvo AB - Class B		14,000	621,167
	Total Sweden			2,756,844

	(See "Notes to Financial Statements")
		32
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	SWITZERLAND (4.2%)
*	Credit Suisse Group		18,577	$ 800,343
*	Georg Fischer AG		2,000	624,633
	Givaudan SA		500	322,175
	Nestle SA		1,500	411,842
	Novartis AG		26,702	1,250,081
	Roche Holding AG		2,633	283,204
	Swiss Re		4,000	287,440
*	Syngenta AG		5,000	523,953
	UBS AG		13,087	1,108,975
	Zehnder Group AG		250	344,198
*	Zurich Financial Services AG		2,948	519,159
	Total Switzerland			6,476,003

	TAIWAN (0.3%)
	Far East Textile, Ltd.		140,000	91,982
	Formosa Plastics Corp.		100,000	179,331
	Hon Hai Precision Industry Co., Ltd.		26,000	115,534
	Taishin Financial Holdings Co., Ltd.		120,000	107,408
	Total Taiwan			494,255

	THAILAND (1.4%)
	Aromatics (Thailand) Public Co., Ltd.		184,600	309,169
	National Petrochemical Public Co., Ltd.		118,400	339,989
	PTT Exploration & Production Public Co., Ltd.		39,700	304,487
	Siam Cement Public Co., Ltd.		43,400	277,387
	Siam City Bank Public Co., Ltd.		360,700	230,538
	Siam Commercial Bank Public Co., Ltd.		195,000	251,758
	Siam Makro Public Co., Ltd.		165,000	236,227
	Thai Olefins Public Co., Ltd.		127,200	230,108
	Total Thailand			2,179,663

	TURKEY (1.6%)
	Eregli Demir ve Celik Fabrikalari TAS		90,000	429,841
*	Finansbank AS		180,000	434,506
*	Is Gayrimenkul Yatirim Ortakligi AS		264,000	375,328
	Trakya Cam Sanayii AS		100,000	333,210
*	Turkiye Garanti Bankasi AS		67,000	254,010
	Turkiye Is Bankasi - Class C		50,600	292,247
*	Vestel Elektronik Sanayi ve Ticaret AS		95,000	379,859
	Total Turkey			2,499,001

	(See "Notes to Financial Statements")
		33
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	UNITED KINGDOM (17.2%)
	Alliance Unichem, Plc.		25,000	$ 365,401
	Arriva, Plc.		25,000	248,010
	AstraZeneca, Plc.		12,085	476,355
	Aviva, Plc.		102,000	1,223,894
	Barclays, Plc.		130,000	1,328,956
	BHP Billiton, Plc.		90,000	1,209,155
	BP, Plc.		160,600	1,664,532
	BP, Plc., ADR		5,000	312,000
	Bradford & Bingley, Plc.		65,000	377,684
	Brambles Industries, Plc.		35,000	200,392
	British Land Co., Plc.		35,000	531,733
*	Corus Group, Plc.		350,000	357,134
	Diageo, Plc.		20,000	281,928
	Enterprise Inns, Plc.		40,400	588,580
	GlaxoSmithKline, Plc.		39,044	894,922
	HBOS, Plc.		37,800	589,272
	Hilton Group, Plc.		100,000	568,770
	HMV Group, Plc.		50,000	236,436
	HSBC Holdings, Plc.		80,000	1,265,276
	Imperial Tobacco Group, Plc.		22,000	577,424
	Inchcape, Plc.		30,000	1,123,556
	Land Securities Group, Plc.		22,000	537,516
	Lloyds TSB Group, Plc.		55,000	496,776
	Marks & Spencer Group, Plc.		45,000	294,211
	Mitchells & Butlers, Plc.		45,000	292,935
*	Morgan Crucible Co., Plc.		40,000	145,121
	National Grid Transco, Plc.		35,000	324,232
	Next, Plc.		10,000	300,824
	Old Mutual, Plc.		55,000	139,783
	Persimmon, Plc.		40,000	571,037
*	Rolls-Royce Group, Plc.		30,000	138,319
	Rolls-Royce Group, Plc. - Class B		1,500,000	2,905
	Royal Bank of Scotland Group, Plc.		51,200	1,629,228
	SABMiller, Plc.		20,000	313,107
	Sage Group, Plc.		60,000	228,169
	Scottish and Southern Energy, Plc.		22,000	366,450
	Scottish Power, Plc.		50,000	386,423
	Severn Trent, Plc.		10,000	172,898
	Shell Transport & Trading Co., Plc.		100,000	897,560
	Somerfield, Plc.		125,000	495,430
	Taylor Woodrow, Plc.		75,000	433,663
	Tesco, Plc.		90,000	538,253
	Trinity Mirror, Plc.		13,000	172,199
	United Utilities, Plc.		30,000	357,701

	(See "Notes to Financial Statements")
		34
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

			Shares	Value
	UNITED KINGDOM (continued)
	Vodafone Group, Plc.		707,441	$ 1,878,177
	Whitbread, Plc.		16,000	281,626
	Xstrata, Plc.		20,000	381,699
	Yell Group, Plc.		30,000	268,134
	Total United Kingdom			26,465,786

	Total Equity Securities
	(Cost: $111,832,251)			147,756,078

	INVESTMENT COMPANIES (1.4%)

	BRAZIL (0.4%)
	iShares MSCI Brazil Index Fund		28,100	640,118

	ITALY (0.6%)
	iShares MSCI Italy Index Fund		33,100	853,649

	SWITZERLAND (0.1%)
	iShares MSCI Switzerland Index Fund		14,000	236,180

	UNITED KINGDOM (0.3%)
	iShares MSCI United Kingdom Index Fund		27,000	489,510

	Total Investment Companies
	(Cost: $1,674,071)			2,219,457

			Principal
			Amount
	SHORT-TERM SECURITIES (1.8%)
	TIME DEPOSIT (1.8%)
	Wells Fargo
	2.322%, 04/01/05
	(Cost: $2,834,000)		$ 2,834,000	2,834,000

	TOTAL INVESTMENTS (99.3%)
	(Identified Cost: $116,340,322)			152,809,535

	OTHER ASSETS LESS LIABILITIES: (0.7%)			1,028,560

	NET ASSETS: (100.0%)			$ 153,838,095

	(See "Notes to Financial Statements")
		35
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

ADR	American Depositary Receipt

*	Non-income producing security.

^	Illiquid security. On March 31, 2005, this security was valued at $0 or 0.0% of net assets.

@	Fair valued using procedures approved by the Board of Directors (Note 1). The total value of fair valued securities on March 31, 2005 was $277,215.

	(See "Notes to Financial Statements")
		36
	BAILARD INTERNATIONAL EQUITY FUND
	INDUSTRY CLASSIFICATIONS
	MARCH 31, 2005 (unaudited)

	Industry		Percent of Net Assets
	Banking		19.5%
	Energy Sources		10.0
	Telecommunications		6.1
	Utilities-Electrical & Gas		4.9
	Chemicals		4.8
	Insurance		4.1
	Merchandising		4.1
	Health & Personal Care		3.9
	Financial Services		3.9
	Machinery & Engineering		2.9
	Real Estate		2.7
	Construction & Housing		2.6
	Metals-Steel		2.3
	Wholesale & International Trade		2.0
	Building Materials & Components		1.8
	Leisure & Tourism		1.7
	Industrial Components		1.7
	Broadcasting & Publishing		1.6
	Appliances & Household Durables		1.6
	Multi-Industry		1.5
	Automobiles		1.5
	Metals-Non Ferrous		1.5
	Business & Public Services		1.3
	Beverages & Tobacco		1.2
	Electronic Components & Instruments		1.1
	Food & Household Products		1.0
	Recreation and Other Consumer Goods		0.7
	Transportation-Shipping		0.7
	Textiles & Apparel		0.7
	Electrical & Electronics		0.7
	Forestry & Paper Products		0.5
	Transportation-Road and Rail		0.5
	Aerospace & Military Technology		0.4
	Energy Equipment & Services		0.2
	Misc. Materials & Commodities		0.2
	Transportation-Airlines		0.2
	Total Investments in Equity Securities		96.1
	Investment Companies		1.4
	Time Deposit		1.8
	Other Assets/Liabilities		0.7
	Net Assets		100.0%

	(See "Notes to Financial Statements")
		37
	BAILARD BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)

	Sector Diversification
	(Based on the Fund's Net Asset Value as of March 31, 2005)

	Pie Chart Omitted

		Country of	Par Value
		Origin	(Local Currency)	Value
	FIXED INCOME SECURITIES (88.2%)

	BRITISH POUND (5.9%)
	Glaxo Wellcome, Plc.
	8.750%, 12/01/05	United Kingdom	800,000	$ 1,546,227

	National Westminster Bank, Plc.
	7.875%, 09/09/15	United Kingdom	500,000	1,133,967
	Total British Pound			2,680,194

	CANADIAN DOLLAR (3.0%)
	Government of Canada
	6.000%, 06/01/08	Canada	1,500,000	1,331,359
	Total Canadian Dollar			1,331,359

	(See "Notes to Financial Statements")
		38
	BAILARD BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

		Country of	Par Value
		Origin	(Local Currency)	Value
	EURO (10.3%)
	Casino Guichard-Perrachon SA
	6.000%, 03/06/08	France	2,000,000	$ 2,785,558

	Republic of Italy
	7.250%, 11/01/26	Italy	1,000,000	1,867,177
	Total Euro			4,652,735

	JAPANESE YEN (5.4%)
	Fannie Mae
	1.750%, 03/26/08	United States	250,000,000	2,440,849
	Total Japanese Yen			2,440,849

	NEW ZEALAND DOLLAR (1.6%)
	International Finance Corp.
	6.750%, 07/15/09	Supranational Bank	1,000,000	717,539
	Total New Zealand Dollar			717,539

	SWEDISH KRONA (2.7%)
	Swedish Government
	5.000%, 01/28/09	Sweden	8,000,000	1,219,188
	Total Swedish Krona			1,219,188

	UNITED STATES DOLLAR (59.3%)
	Affiliated Managers Group, Inc.
	5.406%, 11/17/06	United States	500,000	499,666

	Bank of America Corp.
	7.400%, 01/15/11	United States	1,000,000	1,128,686

	Bear Stearns Cos., Inc.
	7.800%, 08/15/07	United States	1,100,000	1,185,870

	Chubb Corp.
	6.150%, 08/15/05	United States	1,000,000	1,008,418

	Compaq Computer Corp.
	7.650%, 08/01/05	United States	1,000,000	1,013,762

	ConAgra Foods, Inc.
	9.875%, 11/15/05	United States	1,000,000	1,033,358

	Cordant Technologies, Inc.
	6.625%, 03/01/08	United States	555,000	587,195

	(See "Notes to Financial Statements")
		39
	BAILARD BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

		Country of	Par Value
		Origin	(Local Currency)	Value
	UNITED STATES DOLLAR (continued)
	Dominion Resources, Inc. - Series B
	7.625%, 07/15/05	United States	1,000,000	$ 1,012,193

	Fannie Mae 2004-58 ST
	5.150%, 04/25/34	United States	708,000	678,906

	Federal Home Loan Bank
	4.000%, 04/10/15	United States	1,000,000	978,747

	Ford Motor Co.
	8.875%, 01/15/22	United States	500,000	522,664

	Freddie Mac
	5.200%, 09/27/12	United States	1,000,000	998,512

	Freddie Mac FHR 2595 CI
	5.000%, 06/15/21	United States	3,454,548	485,796

	Freddie Mac FHR 2836 PI
	5.000%, 09/15/22	United States	2,360,100	341,477

	Freddie Mac FHR 1599 F
	4.215%, 10/15/23 Floating Rate Note	United States	484,291	516,460

	Freddie Mac FHR 1686 B
	0.000%, 02/15/24 PO	United States	835,112	664,958

	Freddie Mac FHR 2258 S
	6.560%, 06/15/29 Inverse Floater	United States	1,402,123	61,124

	Freddie Mac FHR 2785 GD
	4.500%, 10/15/33 SEQ	United States	692,088	674,640

	Freddie Mac FHR 2693 AS
	9.654%, 10/15/33 Inverse Floater	United States	254,152	228,361

	Freddie Mac FHR 2789 SE
	23.160%, 04/15/34 Inverse Floater	United States	760,642	866,657

	Freddie Mac FHR 2836 MZ
	4.500%, 08/15/34	United States	1,077,875	814,469

	Freddie Mac FHR 2852 US
	7.564%, 09/15/34	United States	499,969	473,877

	(See "Notes to Financial Statements")
		40
	BAILARD BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

		Country of	Par Value
		Origin	(Local Currency)	Value
	UNITED STATES DOLLAR (continued)
	Freddie Mac FHR 2901 SX
	8.620%, 12/15/34	United States	499,989	$ 469,724

	Gabelli Asset Management, Inc.
	5.500%, 05/15/13	United States	500,000	483,435

	General Electric Capital Corp.
	6.500%, 12/10/07	United States	1,000,000	1,053,785

	General Motors Acceptance Corp.
	4.500%, 7/15/06	United States	500,000	487,740

	Georgia-Pacific Corp.
	8.125%, 05/15/11	United States	250,000	276,875

	Government National Mortgage Association GNR 2002-40 FM
	3.898%, 04/20/31 Floating Rate Note	United States	528,645	536,622

	Hertz Corp.
	7.625%, 08/15/07	United States	1,000,000	1,030,691

	HMH Properties, Inc. - Series B
	7.875%, 08/01/08	United States	126,000	129,150

	Honeywell International, Inc.
	9.065%, 06/01/33	United States	594,000	853,272

	Inter-American Development Bank
	5.375%, 11/18/08	Supranational Bank	1,500,000	1,558,866

	LCI International, Inc.
	7.250%, 06/15/07	United States	500,000	473,750

	Pfizer, Inc.
	5.625%, 02/01/06	United States	500,000	507,447

	Republic Services, Inc.
	6.750%, 08/15/11	United States	500,000	547,282

	TCI Communications Finance, Inc.
	9.650%, 03/31/27	United States	1,000,000	1,135,632

	(See "Notes to Financial Statements")
		41
	BAILARD BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2005 (unaudited)
	(Continued)

		Country of	Par Value
		Origin	(Local Currency)	Value
	U.S. Treasury Bonds
	5.375%, 02/15/31	United States	1,250,000	$ 1,362,745
	Total United States Dollar			26,682,812

	Total Fixed Income Securities
	(Cost: $36,200,390)			39,724,676

			Shares
	INVESTMENT COMPANIES (4.4%)
	iShares GS$ InvesTopTM Corporate
	Bond Fund (Cost: $1,991,938)	United States	18,200	1,994,538

	PREFERRED STOCK (3.2%)
	Public Storage, Inc. - Series A, Pfd	United States	26,000	728,520

	Regency Centers Corp., Pfd	United States	28,000	704,200

	Total Preferred Stock
	(Cost: $1,481,140)			1,432,720

			Principal
			Amount
	SHORT-TERM SECURITIES (4.1%)
	TIME DEPOSIT (4.1%)
	Brown Brothers Harriman & Co.
	2.322%, 04/01/05
	(Cost: $1,836,000)		$ 1,836,000	1,836,000

	TOTAL INVESTMENTS (99.9%)
	(Identified Cost: $41,509,468)			44,987,934

	OTHER ASSETS LESS LIABILITIES (0.1%)			22,551

	NET ASSETS (100.0%)			$ 45,010,485

	(See "Notes to Financial Statements")
		42

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (unaudited)

	COGNITIVE	ENHANCED
	VALUE	GROWTH
	FUND	FUND
Assets
Investments, at value	$ 81,488,074	$ 118,438,987
Cash	1,155	1,303
Receivables:
Portfolio securities sold	52,098	827,803
Dividend, interest and recoverable foreign taxes receivable	53,186	10,075
Fund shares sold	50,000	--
Net unrealized appreciation of forward foreign currency
exchange contracts (Note 7)	--	--
Miscellaneous receivables	--	--
Prepaid expenses	8,671	7,744
Total assets	81,653,184	119,285,912

Liabilities
Payables:
Portfolio securities purchased	--	1,136,225
Advisory fees (Note 3)	52,592	75,957
Fund shares redeemed	212,000	40,000
Accrued expenses and other liabilities	72,414	35,724
Total liabilities	337,006	1,287,906
Net Assets	$ 81,316,178	$ 117,998,006
Shares of capital stock issued and outstanding	6,440,801	14,537,747
Net asset value, offering and redemption price per share	$ 12.63	$ 8.12
Shares authorized	1,000,000,000	1,000,000,000
Par Value	no par	no par

Net assets consist of:
Capital paid-in	$ 64,579,147	$ 125,410,322
Accumulated net investment income (loss)	18,622	(642,629)
Accumulated net realized gain (loss) on investments and foreign
currencies transactions	4,995,169	(19,817,554)
Net unrealized appreciation (depreciation):
Investments	11,723,240	13,047,867
Foreign currency translation	--	--
	$ 81,316,178	$ 117,998,006
Investments, at cost	$ 69,764,834	$ 105,391,120

(See "Notes to Financial Statements")
43
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (unaudited)

	INTERNATIONAL	BOND
	EQUITY	OPPORTUNITY
	FUND	FUND
Assets
Investments, at value	$ 152,809,535	$ 44,987,934
Cash	1,382	1,694
Receivables:
Portfolio securities sold	921,180	--
Dividend, interest and recoverable foreign taxes receivable	636,303	474,857
Fund shares sold	--	--
Net unrealized appreciation of forward foreign currency
exchange contracts (Note 7)	--	193,327
Miscellaneous receivables	--	5,749
Prepaid expenses	12,172	7,030
Total assets	154,380,572	45,670,591

Liabilities
Payables:
Portfolio securities purchased	--	494,312
Advisory fees (Note 3)	127,329	22,928
Fund shares redeemed	312,023	100,649
Accrued expenses and other liabilities	103,125	42,217
Total liabilities	542,477	660,106
Net Assets	$ 153,838,095	$ 45,010,485
Shares of capital stock issued and outstanding	23,074,684	5,994,135
Net asset value, offering and redemption price per share	$ 6.67	$ 7.51
Shares authorized	100,000,000	100,000,000
Par Value	$ 0.0001	no par

Net assets consist of:
Capital paid-in	$ 121,562,327	$ 44,722,879
Accumulated net investment income (loss)	40,865	(1,180,892)
Accumulated net realized gain (loss) on investments and foreign
currencies transactions	(4,221,169)	(2,203,512)
Net unrealized appreciation (depreciation):
Investments	36,469,213	3,478,466
Foreign currency translation	(13,141)	193,544
	$ 153,838,095	$ 45,010,485
Investments, at cost	$ 116,340,322	$ 41,509,468

(See "Notes to Financial Statements")
43
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 (unaudited)

	COGNITIVE	ENHANCED
	VALUE	GROWTH
	FUND	FUND
Investment Income
Dividends (net of foreign taxes withheld of $0, $1,102, $89,230 and $0, respectively)	$ 601,216	$ 1,350,426
Interest	5,787	12,167
Total income	607,003	1,362,593

Expenses
Advisory fee (Note 3)	296,932	416,012
Custodian fees	46,228	20,928
Professional fees	48,933	47,312
Administrative service fees	37,393	37,400
Transfer agent fees	17,305	19,256
Compliance officer support service fees	4,664	4,664
Director fees and expenses (Note 3)	9,436	9,414
Shareholder reports	1,657	1,684
Other	9,737	10,542
Total expense	472,285	567,212
Net investment income	134,718	795,381

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions
Net realized gain (loss) on investments and foreign currency transactions	5,282,998	330,304
Net change in unrealized gain (loss) on investments
and foreign currency transactions	1,056,088	347,725
Net gain (loss) on investments and foreign currency transactions	6,339,086	678,029
Net increase in net assets resulting from operations	$ 6,473,804	$ 1,473,410

(See "Notes to Financial Statements")
44
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 (unaudited)

	INTERNATIONAL	BOND
	EQUITY	OPPORTUNITY
	FUND	FUND
Investment Income
Dividends (net of foreign taxes withheld of $0, $1,102, $89,230 and $0, respectively)	$ 1,483,414	$ 104,699
Interest	23,687	1,308,131
Total income	1,507,101	1,412,830

Expenses
Advisory fee (Note 3)	794,925	141,805
Custodian fees	182,988	25,647
Professional fees	64,069	46,413
Administrative service fees	52,234	37,417
Transfer agent fees	18,061	18,459
Compliance officer support service fees	4,664	4,664
Director fees and expenses (Note 3)	10,983	7,766
Shareholder reports	1,664	1,511
Other	14,699	10,416
Total expense	1,144,287	294,098
Net investment income	362,814	1,118,732

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions
Net realized gain (loss) on investments and foreign currency transactions	16,297,639	(313,869)
Net change in unrealized gain (loss) on investments
and foreign currency transactions	8,700,177	(429,434)
Net gain (loss) on investments and foreign currency transactions	24,997,816	(743,303)
Net increase in net assets resulting from operations	$ 25,360,630	$ 375,429

(See "Notes to Financial Statements")
44
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

	COGNITIVE
	VALUE
	FUND

	Period ended	Year ended
	March 31, 2005	September 30,
Increase (Decrease) in Net Assets	(unaudited)	2004

Operations:
Net investment income (loss)	$ 134,718	$ 43,583
Net realized gain (loss) on investments and
foreign currency transactions	5,282,998	12,565,137
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	1,056,088	2,821,107
Net increase resulting from operations	6,473,804	15,429,827

Distributions to Stockholders from:
Net investment income	(159,679)	--
Net realized gains	(7,505,025)	--
Total distributions	(7,664,704)	--
Fund Share Transactions:
Proceeds from shares sold	5,294,780	7,027,005
Value of distributions reinvested	7,032,639	--
Cost of shares redeemed	(3,163,752)	(26,214,275)
Net increase (decrease) from fund
share transactions	9,163,667	(19,187,270)
Total increase (decrease) in net assets	7,972,767	(3,757,443)
Net Assets
Beginning of period	73,343,411	77,100,854
End of period	$ 81,316,178	$ 73,343,411
Accumulated net investment income (loss)	$ 18,622	$ 43,583

Number of Fund Shares
Sold	403,856	574,788
Issued for distributions reinvested	549,854	--
Redeemed	(245,748)	(2,140,654)
Net increase (decrease) in share activity	707,962	(1,565,866)

(See "Notes to Financial Statements")
45
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

	ENHANCED
	GROWTH
	FUND

	Period ended	Year ended
	March 31, 2005	September 30,
Increase (Decrease) in Net Assets	(unaudited)	2004

Operations:
Net investment income (loss)	$ 795,381	$ (580,304)
Net realized gain (loss) on investments and
foreign currency transactions	330,304	1,190,181
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	347,725	6,128,076
Net increase resulting from operations	1,473,410	6,737,953

Distributions to Stockholders from:
Net investment income	(1,055,928)	--
Net realized gains	--	--
Total distributions	(1,055,928)	--
Fund Share Transactions:
Proceeds from shares sold	52,353,991	10,169,845
Value of distributions reinvested	973,427	--
Cost of shares redeemed	(2,938,375)	(24,750,145)
Net increase (decrease) from fund
share transactions	50,389,043	(14,580,300)
Total increase (decrease) in net assets	50,806,525	(7,842,347)
Net Assets
Beginning of period	67,191,481	75,033,828
End of period	$ 117,998,006	$ 67,191,481
Accumulated net investment income (loss)	$ (642,629)	$ (382,082)

Number of Fund Shares
Sold	6,254,179	1,287,892
Issued for distributions reinvested	110,868	--
Redeemed	(339,773)	(3,010,838)
Net increase (decrease) in share activity	6,025,274	(1,722,946)

(See "Notes to Financial Statements")
45
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

	INTERNATIONAL
	EQUITY
	FUND

	Period ended	Year ended
	March 31, 2005	September 30,
Increase (Decrease) in Net Assets	(unaudited)	2004

Operations:
Net investment income (loss)	$ 362,814	$ 1,391,333
Net realized gain (loss) on investments and
foreign currency transactions	16,297,639	10,878,972
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	8,700,177	15,991,190
Net increase resulting from operations	25,360,630	28,261,495

Distributions to Stockholders from:
Net investment income	(1,566,773)	(1,338,916)
Net realized gains	--	--
Total distributions	(1,566,773)	(1,338,916)
Fund Share Transactions:
Proceeds from shares sold	19,322,286	33,374,287
Value of distributions reinvested	1,189,805	1,017,183
Cost of shares redeemed	(49,263,426)	(16,539,191)
Net increase (decrease) from fund
share transactions	(28,751,335)	17,852,279
Total increase (decrease) in net assets	(4,957,478)	44,774,858
Net Assets
Beginning of period	158,795,573	114,020,715
End of period	$ 153,838,095	$ 158,795,573
Accumulated net investment income (loss)	$ 40,865	$ 1,244,824

Number of Fund Shares
Sold	3,098,686	6,396,704
Issued for distributions reinvested	187,076	190,128
Redeemed	(7,633,381)	(2,944,566)
Net increase (decrease) in share activity	(4,347,619)	3,642,266

(See "Notes to Financial Statements")
45
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

	BOND
	OPPORTUNITY
	FUND

	Period ended	Year ended
	March 31, 2005	September 30,
Increase (Decrease) in Net Assets	(unaudited)	2004

Operations:
Net investment income (loss)	$ 1,118,732	$ 2,242,593
Net realized gain (loss) on investments and
foreign currency transactions	(313,869)	(797,727)
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	(429,434)	(130,657)
Net increase resulting from operations	375,429	1,314,209

Distributions to Stockholders from:
Net investment income	(1,524,233)	(1,187,343)
Net realized gains	--	--
Total distributions	(1,524,233)	(1,187,343)
Fund Share Transactions:
Proceeds from shares sold	2,293,490	5,261,403
Value of distributions reinvested	1,175,478	907,634
Cost of shares redeemed	(14,510,115)	(13,764,746)
Net increase (decrease) from fund
share transactions	(11,041,147)	(7,595,709)
Total increase (decrease) in net assets	(12,189,951)	(7,468,843)
Net Assets
Beginning of period	57,200,436	64,669,279
End of period	$ 45,010,485	$ 57,200,436
Accumulated net investment income (loss)	$ (1,180,892)	$ (775,391)

Number of Fund Shares
Sold	300,730	695,095
Issued for distributions reinvested	155,692	120,207
Redeemed	(1,869,819)	(1,815,460)
Net increase (decrease) in share activity	(1,413,397)	(1,000,158)

(See "Notes to Financial Statements")
45

BAILARD COGNITIVE VALUE FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the Period Ended March 31, 2005		For the Periods Ended September 30,
	(unaudited)		2004	2003		2002	2001*
Net asset value, beginning of period	$ 12.79		$ 10.56	$ 8.43		$ 8.84	$ 10.00

Income from Investment Operations:

Net investment income (loss)	0.02		0.01	(0.01)		0.01	-	#
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	1.13		2.22	2.16		(0.41)	(1.16)

Total from investment operations	1.15		2.23	2.15		(0.40)	(1.16)

Less Distributions:

From net investment income	(0.03)		-	(0.01)		(0.01)	-
From net realized gains	(1.28)		-	(0.01)		-	-

Total distributions	(1.31)		-	(0.02)		(0.01)	-

Net asset value, end of period	$ 12.63		$ 12.79	$ 10.56		$ 8.43	$ 8.84

Total Return	8.78%		21.12%	25.55%		(4.55%)	(11.60%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$81.3		$73.3	$77.1		$57.1	$61.5

Ratio of expenses to average net assets	1.19%	**	1.14%	1.17%		1.11%	1.33%	**

Ratio of net investment income (loss) to
average net assets	0.34%	**	0.06%	(0.07%)		0.07%	0.11%	**

Portfolio turnover rate	29%		76%	65%		51%	31%

* From commencement of operations on May 30, 2001.
# Amount represents less than $0.01 per share.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
46
BAILARD ENHANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the Period Ended March 31, 2005		For the Periods Ended September 30,
	(unaudited)		2004	2003		2002	2001*
Net asset value, beginning of period	$ 7.89		$ 7.33	$ 4.80		$ 6.50	$ 10.00

Income from Investment Operations:

Net investment income (loss)	0.06		(0.07)	(0.06)		(0.08)	(0.04)
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	0.25		0.63	2.59		(1.62)	(3.46)

Total from investment operations	0.31		0.56	2.53		(1.70)	(3.50)

Less Distributions:

From net investment income	(0.08)		-	-		-	-
From net realized gains	-		-	-		-	-

Total distributions	(0.08)		-	-		-	-

Net asset value, end of period	$ 8.12		$ 7.89	$ 7.33		$ 4.80	$ 6.50

Total Return	3.80%		7.64%	52.71%		(26.15%)	(35.00%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$118.0		$67.2	$75.0		$49.7	$44.9

Ratio of expenses to average net assets	1.02%	**	1.11%	1.15%		1.18%	1.40%	**

Ratio of net investment income (loss) to
average net assets	1.43%	**	(0.84%)	(0.97%)		(1.09%)	(1.24%)	**

Portfolio turnover rate	4%		14%	62%		18%	5%

* From commencement of operations on May 30, 2001.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
47
BAILARD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the Period Ended March 31, 2005		For the Periods Ended September 30,
	(unaudited)		2004	2003		2002	2001		2000
Net asset value, beginning of year	$ 5.79		$ 4.79	$ 3.70		$ 4.27	$ 6.69		$ 6.89

Income from Investment Operations:

Net investment income (loss)	0.01		0.05	0.06		0.03	0.02		-	#
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	0.92		1.00	1.05		(0.60)	(1.83)		0.47

Total from investment operations	0.93		1.05	1.11		(0.57)	(1.81)		0.47

Less Distributions:

From net investment income	(0.05)		(0.05)	(0.02)		-	(0.01)		(0.02)
From net realized gains	-		-	-	#	-	(0.60)		(0.65)

Total distributions	(0.05)		(0.05)	(0.02)		-	(0.61)		(0.67)

Net asset value, end of year	$ 6.67		$ 5.79	$ 4.79		$ 3.70	$ 4.27		$ 6.69

Total Return	16.17%		21.95%	30.12%		(13.35%)	(29.43%)		6.10%

Ratios/Supplemental Data:

Net Assets, end of year (millions)	$153.8		$158.8	$114.0		$91.4	$101.4		$152.9

Ratio of expenses to average net assets	1.37%	**	1.35%	1.37%		1.34%	1.44%		1.37%

Ratio of net investment income (loss) to
average net assets	0.43%	**	0.92%	1.38%		0.59%	0.44%		(0.01%)

Portfolio turnover rate	41%		69%	39%		69%	90%		101%

# Amount represents less than $0.01 per share.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
48
BAILARD BOND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the Period Ended March 31, 2005		For the Periods Ended September 30,
	(unaudited)		2004	2003		2002+	2001		2000
Net asset value, beginning of year	$ 7.72		$ 7.69	$ 7.48		$ 7.14	$ 7.34		$ 7.85

Income from Investment Operations:

Net investment income	0.18		0.30	0.29		0.32	0.50		0.29
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	(0.13)		(0.11)	0.08		0.13	0.19		(0.55)

Total from investment operations	0.05		0.19	0.37		0.45	0.69		(0.26)

Less Distributions:

From net investment income	(0.26)		(0.16)	(0.16)		(0.11)	(0.89)		(0.25)
From net realized gains			-	-		-	-		-

Total distributions	(0.26)		(0.16)	(0.16)		(0.11)	(0.89)		(0.25)

Net asset value, end of year	$ 7.51		$ 7.72	$ 7.69		$ 7.48	$ 7.14		$ 7.34

Total Return	0.63%		2.52%	5.06%		6.33%	10.38%		(3.52%)

Ratios/Supplemental Data:

Net assets, end of year (millions)	$45.0		$57.2	$64.7		$77.3	$103.5		$67.1

Ratio of expenses to average net assets	1.24%	**	1.03%	0.97%		0.89%	0.99%		1.22%

Ratio of net investment income to
average net assets	4.73%	**	3.91%	4.11%		4.33%	4.42%		3.79%

Portfolio turnover rate	19%		49%	31%		68%	130%		34%

+ As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and
Accounting Guide for Investment Companies and changed its method of amortization. The effect of this change for the Fund for the year ended September 30, 2002 on investment income and net realized and unrealized gain and losses was less than $0.01 per share. The effect of the change on the ratio of net investment income to average net assets was a change of 4.33% from 4.31%. Per share, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
49

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)

Note 1 - Organization and Summary of Significant Accounting Policies
The Bailard Cognitive Value Fund, formerly Bailard, Biehl & Kaiser Cognitive Value Fund (“Value Fund”), the Bailard Enhanced Growth Fund, formerly Bailard, Biehl & Kaiser Enhanced Growth Fund (“Growth Fund”), the Bailard International Equity Fund, formerly Bailard, Biehl & Kaiser International Equity Fund (“Equity Fund”), and the Bailard Bond Opportunity Fund, formerly Bailard, Biehl & Kaiser Bond Opportunity Fund (“Bond Fund”), each a “Fund” and collectively the “Funds,” are each a series of the Bailard Opportunity Fund Group, Inc., formerly Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. (“Opportunity Fund Group”), a Maryland corporation organized in June 1990 and registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

The following significant accounting policies are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation
Each listed equity security and each equity security traded on the NASDAQ National Market is valued at the closing price, or if the closing price is not the last sale price or no sale is reported, at the mean of the closing bid and ask prices. Other equity securities are valued at the mean of the closing bid and ask prices quoted on the over-the-counter market.

Debt securities are valued at prices provided by one or more pricing services, or one or more bona fide market-makers, as of the closing of the relevant market. These pricing sources may rely on their own fair valuations (such as matrix pricing). For Collateralized Mortgage Obligations, the principal amount is adjusted by a prepayment factor provided by a pricing source. Short-term securities with remaining maturities of 60 days or less are carried at amortized cost.

Prices are generally taken from the primary market in which the security is traded. In the absence of readily available market quotations, including circumstances where significant events would indicate the market quotation of a security is not reliable, securities are valued at fair value as determined in good faith under procedures established by the Board of Directors. Such circumstances include, but are not limited to, suspensions of trading, war, natural disasters, government actions, significant market fluctuations (such as those caused by the release of news after the closing of a foreign market), corporate actions and announcements, regulatory developments and litigation. In such circumstances, a Fund may consider a variety of factors in determining the fair value of its securities, which value may differ from market quotations. For example, if a significant event is deemed to affect the price of all securities in a geographic region or a specific country after the close of local markets but before the calculation of the Fund's NAV, the investment adviser’s Pricing Committee may increase or reduce the price for all of a Fund's securities in that country or region on the basis of price movements in various instruments, including but not limited to, exchange traded funds, currencies, ADRs, closed-end funds or foreign securities traded on other foreign markets. In addition, on days when a market volatility trigger is reached, the prices of the securities held by the Equity Fund will be adjusted by fair value factors provided by a third-party vendor. Fair valuations may reduce the opportunities for short-term traders to exploit, at the expense of a Fund's other stockholders, the possibility that the last readily available market prices are not current.

The Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The Equity Fund and the Bond Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)

Note 1 - Continued
include, but are not limited to, changes in currency exchange rates, lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds’ prospectus.

Foreign Currency
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the mean of the bid and ask prices for the underlying currencies as of 11:00 a.m. New York time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the date of the respective transactions.

The Equity and Bond Funds include foreign exchange gains and losses from dividends and interest receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Equity and Bond Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. The impact of fluctuations in foreign exchange rates on investments is included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with purchases and sales of securities denominated in foreign currencies, the Equity and Bond Funds may enter into forward foreign currency exchange contracts ("Contracts"). Additionally, from time to time the Equity and Bond Funds may enter into Contracts to buy or sell foreign currencies to hedge certain foreign currency assets. All contracts are "marked to market" daily based on their amortized forward points and closing spot price of their underlying currencies as of 11:00 a.m. New York time. Any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities in the Statement of Assets & Liabilities. The Equity and Bond Funds record realized gains or losses at the time the Contracts are settled. Risks that may arise upon entering into these Contracts include the potential inability of counterparties to meet the terms of their Contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options
The Funds may purchase and write put and call options. When purchasing options, the Funds pay a premium, which is included in their Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is generally limited to the premium paid. If a Fund writes options and the options expire unexercised, the Fund will realize a capital gain to the extent of the amount received for the options (the “premium”). If the Fund elects to close out the option, it will recognize a gain or loss based on the difference between the cost of the closing option and the initial premium received. When a Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying instrument above the exercise price.

Exchange-traded options other than index options are valued at the mean of the highest closing bid and lowest closing ask prices on that day. Exchange-traded index options are valued at the last sale price only if that price falls on or between the closing bid and ask prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and ask prices. Options traded over-the-counter are valued at the most recent bid quotation in the case of purchase options and at the most recent asked quotation in the case of written options.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)

Note 1 - Continued

When-Issued Securities
When-issued securities are obligations to buy or sell investments to settle on future dates. These may include purchases on a “when-issued” basis or purchases or sales on a “delayed delivery” basis. In some cases, this may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring (i.e. a “when, as and if issued” trade). These commitments are reported at market values in the financial statements. Credit risk exists on these commitments to the extent of the unrealized gain on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists as if the securities were owned on a settled basis, and gains and losses are recorded and reported in the same manner. During the commitment period, these investments earn no interest or dividends.

Policy on Amortization
Interest income is recorded as it accrues. If a Fund buys a debt security at a discount (i.e. for less than face value) or premium (i.e. for more than face value), it amortizes the discount or premium from the current date up to maturity using the constant yield to maturity method. The Fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the Fund amortizes the premium to the security's call date and price, rather than the maturity date and price. Any paydown gains or losses realized on mortgage securities are recoded as an adjustment to interest income.

Federal Income Taxes
The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their stockholders. Also, it is the Funds’ intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for federal income or excise taxes.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses
Most expenses of the Opportunity Fund Group can be directly attributed to a specific fund. Expenses that cannot be directly attributed to a specific fund are apportioned among all the Funds based on relative net assets. Certain expenses of the Opportunity Fund Group are allocated among its respective series in such a manner as its Board of Directors deems appropriate.

Other
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Funds first become aware of such dividends. Interest income is recorded on the accrual basis. Distributions to stockholders are recorded on the ex-dividend date. The Funds use the identified cost method for determining realized gain or loss on investments.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)

Note 2 - Purchases and Sales of Securities
For the six months ended March 31, 2005, aggregate purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

	Purchases	Proceeds
Value Fund	$ 24,013,441	$ 22,641,844
Growth Fund	$ 53,210,417	$ 3,725,533
Equity Fund	$ 67,537,531	$ 98,640,892
Bond Fund	$ 489,375	$ 3,506,735

For the six months ended March 31, 2005, aggregate purchases and proceeds from sales and maturities of U.S. Government obligations were as follows:

	Purchases	Proceeds
Bond Fund	$ 8,357,380	$ 17,794,640

Note 3 - Management Fee and Other Transactions with Affiliates
The Funds have an investment management agreement with Bailard, Inc., formerly Bailard, Biehl & Kaiser, Inc., (the “Advisor”). This agreement requires the payment of a monthly fee computed on an annual basis as follows:

Fee
Value Fund	0.75% of daily average net assets
Growth Fund	0.75% of daily average net assets
Equity Fund	0.95% of daily average net assets
Bond Fund	0.60% of daily average net assets

Each outside Director is compensated by the Funds at the rate of $20,000 per year. In addition, all outside Directors receive an attendance fee of $2,000 plus related travel expenses for each Board of Directors’ meeting attended.

Fund stockholders who held in excess of 5% of the relevant Fund's shares outstanding at March 31, 2005, held the following aggregate percentages of the respective Fund's shares:
Value Fund	Arlin Trust	5.57%
Growth Fund	Arlin Trust	5.95%
Bond Fund	Vadasz Family Foundation	5.40%
Bond Fund	ACM Aviation, Inc.	5.16%

Note 4 - Service and Custody Agreements
The Opportunity Fund Group has entered into service agreements with Brown Brothers Harriman (“BBH”) and Forum Shareholder Services, LLC (“Forum”). Under these agreements, BBH and Forum provide certain administrative, accounting, custody, compliance and transfer agency services.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)

Note 5 - Tax Information

Tax Basis Unrealized Gain (Loss). At March 31, 2005, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
Value Fund	$ 69,764,834	$ 14,167,709	($ 2,444,469)	$ 11,723,240
Growth Fund	$ 105,391,120	$ 17,343,060	($ 4,295,193)	$ 13,047,867
Equity Fund	$ 116,340,322	$ 37,606,342	($ 1,137,129)	$ 36,469,213
Bond Fund	$ 41,509,468	$ 3,870,993	($ 392,527)	$ 3,478,466

At September 30, 2004, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
Value Fund	$ 62,731,191	$ 12,455,335	($ 1,807,135)	$ 10,648,200
Growth Fund	$ 56,165,242	$ 14,047,207	($ 2,922,515)	$ 11,124,692
Equity Fund	$ 131,236,677	$ 31,663,804	($ 4,339,772)	$ 27,324,032
Bond Fund	$ 53,150,506	$ 4,155,437	($ 176,791)	$ 3,978,646

Distributions to Stockholders. The tax character of distributions paid during the six months ended March 31, 2005, was as follows:

Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Taxable Distributions Paid
Value Fund	$ 159,679	$ 7,505,025	$ 7,664,704	$ 7,664,704
Growth Fund	$ 1,055,928	$ -	$ 1,055,928	$ 1,055,928
Equity Fund	$ 1,566,773	$ -	$ 1,566,773	$ 1,566,773
Bond Fund	$ 1,524,233	$ -	$ 1,524,233	$ 1,524,233

The tax character of distributions paid during the year ended September 30, 2004, was as follows:

Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Taxable Distributions Paid
Equity Fund	$ 1,338,916	$ -	$ 1,338,916	$ 1,338,916
Bond Fund	$ 1,187,343	$ -	$ 1,187,343	$ 1,187,343

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)

Note 5 - Continued
As of September 30, 2004, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
Expires
	2008	2009	2010	2011	2012	Total
Growth Fund	$ -	$ -	$ 2,217,961	$ 4,461,662	$ 11,513,247	$ 18,192,870
Equity Fund	$ -	$ -	$ 8,376,745	$ 12,036,556	$ -	$ 20,413,301
Bond Fund	$ 166,400	$ 336,811	$ 1,338,009	$ -	$ -	$ 1,841,220

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended September 30, 2004, the Funds elected to defer post October capital losses and post October currency losses of:
	Capital Losses	Currency Losses
Growth Fund	$ 761,620	$ -
Bond Fund	$ -	$ 693,954

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Deficit)
Value Fund	$ 43,583	$ 7,236,148	$ 7,279,731	$ -	$ 10,648,200	$ 17,927,931.
Growth Fund	$ -	$ -	$ -	($18,954,490)	$ 11,124,692	($ 7,829,798)
Equity Fund	$ 1,566,783	$ -	$ 1,566,783	($20,413,301)	$ 27,328,429	$ 8,481,911.
Bond Fund	$ -	$ -	$ -	($ 2,535,174)	$ 3,971,584	$ 1,436,410.

Note 6 - Indemnification
Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)
Note 7 - Forward Foreign Currency Contracts
At March 31, 2005, the Bond Fund had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Fund’s open forward foreign currency exchange contracts outstanding at March 31, 2005 were as follows:

USD	Currency		Currency	USD	Delivery	Unrealized
Receivable	Deliverable		Receivable	Payable	Date	Gain (Loss)
$ 1,303,994	1,600,000	CAD	-	$ -	6/14/05	$ (19,925)
4,896,950	3,700 ,000	EUR	-	-	6/14/05	78,747
2,784,220	1,460,000	GBP	-	-	6/14/05	35,119
2,394,636	250,000,000	JPY	-	-	6/14/05	42,467
738,920	1,015,000	NZD	-	-	6/14/05	20,783
1,242,304	8,475,000	SEK	-	-	6/14/05	36,136
$ 13,361,024				$ -		$ 193,327

Currency Legend:
CAD	-	Canadian Dollar	NZD	-	New Zealand Dollar
EUR	-	Euro	SEK	-	Swedish Krona
GBP	-	British Pound	USD	-	US Dollar
JPY	-	Japanese Yen

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (unaudited)
(Continued)
Additional Information (unaudited)

Federal Income Tax Information

For the six months ended March 31, 2005, the Growth Fund and Equity Fund earned foreign source income of $5,957 and $1,572,644, respectively, and incurred foreign taxes of $1,102 and $89,230, respectively, which the Funds may elect to pass through to stockholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2005.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Value Fund, the Growth Fund, the Equity Fund and the Bond Fund will designate, in their September 30, 2005 stockholders’ report, a maximum dollar amount that can be treated as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ending September 30, 2005. In January 2006, stockholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Stockholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Quarterly Portfolio Holdings Schedule

The Funds provide complete schedules of their portfolio holdings four times a year, as of the end of each quarter. The schedules for the second and fourth quarters of each fiscal year appear in the Funds’ semi-annual and annual reports to stockholders. The Funds file the schedules for the first and third quarters of each fiscal year with the Securities and Exchange Commission (the “SEC”) on Form N-Q. You can look up the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

You may obtain a free copy of a description of the Funds’ proxy voting policies and procedures and a free report on how the Funds voted the proxies for securities they owned for the twelve months ended June 30, 2004 by calling Bailard Fund Services, Inc. at 1-800-882-8383. This information is also available from the SEC’s website at http://www.sec.gov.

Renewal of Investment Management Agreement

At a meeting held on December 15, 2004, the Board of Directors (the “Board”) of Bailard, Biehl & Kaiser Opportunity Fund Group, Inc., now the Bailard Opportunity Fund Group, Inc. (the “Corporation”), unanimously approved the renewal of its investment management agreement (the “Management Agreement”) with Bailard, Biehl & Kaiser, Inc., now Bailard, Inc. (the “Advisor”), until December 31, 2005. At the meeting, the Board requested and reviewed written materials and oral presentations from the Advisor and written materials from Lipper, Inc. (“Lipper”), an independent fund consultant. The Board members also took into account information provided at previous meetings and their prior knowledge and experience as directors of the Corporation. Among other matters, the Board considered the following factors with respect to each of the Corporation’s four series (the “Fund” and, collectively, the “Funds”):

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the advisory, administrative and distribution services provided and to be provided to the Funds by the Advisor and its affiliates, including the terms of the management and distribution agreements, the experience and qualifications of the Advisor and its affiliate, BB&K Fund Services, Inc., now Bailard Fund Services, Inc. (the “Distributor”), and their personnel, the resources and financial condition of the Advisor and the Distributor, the Fund’s investments in certain exchange-traded funds and other investment funds, the significant increase in the Advisor’s administrative responsibilities, the Advisor’s attention to compliance matters, and the absence of material regulatory issues. The Board was generally satisfied with the nature, extent and quality of the advisory, administrative and distribution services provided to the Funds.

Additional Information (unaudited) - Continued

Investment Performance. The Board examined the investment performance of the Funds and of the Advisor, including comparable performance information concerning other funds and other clients of the Advisor. The Board was generally satisfied with the investment performance of the Funds. The Lipper report showed that, over three years, the Bailard, Biehl & Kaiser International Equity Fund, now the Bailard International Equity Fund (the “Equity Fund”), had first quintile performance compared with its performance universe, and second quintile performance compared with its smaller performance group. The Bailard, Biehl & Kaiser Enhanced Growth Fund, now the Bailard Enhanced Growth Fund (the “Growth Fund”), had first quintile performance compared with its performance universe and group. While the Bailard, Biehl & Kaiser Cognitive Value Fund, now the Bailard Cognitive Value Fund (the “Value Fund”), had fourth quintile performance compared with its performance universe (the small value category), and fifth quintile performance compared with its performance group, it was noted that Morningstar Associates, LLC, another independent fund consultant, gave the Value Fund a rating of three (out of five) stars in the small blend category. The Bailard, Biehl & Kaiser Bond Opportunity Fund, now the Bailard Bond Opportunity Fund (the “Bond Fund”), had fourth quintile performance compared with its performance universe and group. It was noted, however, that the funds in the performance universe and group differed in material respects from the Bond Fund and that the Bond Fund had exceeded its internal benchmark before fees and expenses. Although the Board reviewed certain performance information for other clients of the Advisor, the Board was advised that the Advisor does not manage any other investment portfolios that are directly comparable to the Funds.

Costs of Services. The Board examined the costs of the services provided and to be provided to the Funds, including comparable expense information concerning other funds and other clients of the Advisor, differences in the asset levels of and the services provided to the Advisor’s other clients, the absence of distribution expenses paid by Fund stockholders, the payment by the Advisor of certain administrative expenses of the Funds, the fact that substantially all Fund stockholders are advisory clients of the Advisor, and the fact that the separate advisory fees payable to the Advisor by its advisory clients are generally reduced by their pro-rata share of the fees the Advisor receives from the Funds. The Board concluded that the advisory fees and expense ratios of the Funds were generally competitive, with the exception of those of the Bond Fund. Although the Board recognized that substantially all the Funds’ investors were clients of the Advisor who received separate advisory billing credits based on the Funds’ management fees, it asked the Advisor to consider reducing the Bond Fund’s management fee from 0.60% to 0.50%. At a subsequent meeting, the Board concurred with the Advisor’s request to defer the issue of reducing the Bond Fund’s fees for one year. As part of its deliberations, the Board reviewed a report prepared by the Advisor comparing the fees and services provided to the Funds by the Advisor with fees and services provided to the separate advisory clients of the Advisor.

Profits Realized by the Advisor. The Board considered the profits realized and to be realized by the Advisor and its affiliates from their relationship with the Funds, including the inherent limitations of such an analysis, the history of the Advisor’s relationship with the Funds, and the fact that the Funds’ management fees were in large part credited to the Advisor’s advisory clients via their separate advisory billings payable to the Advisor. The Board recognized that the Advisor was entitled to earn a profit for the services it provides and concluded, based on the information provided, that the profit earned by the Advisor was not excessive. The Board also observed that, since the Funds’ management fees were credited in large part to the Advisor’s advisory clients, the Board’s evaluation of any profit realized by the Advisor from the Funds was not necessarily meaningful.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors, including the inherent difficulty of drawing meaningful conclusions regarding economies of scale with respect to specific advisors and funds. Given the size and growth prospects of the Funds, the Board was comfortable that the Advisor would not likely realize appreciable economies of scale in the near future that should be reflected in its advisory fees.

Other Benefits to the Advisor. The Board recognized that the Advisor derived other benefits from its relationship with the Funds, including the receipt of research and brokerage services from brokers that execute the Funds’ securities transactions, the use of the Funds as an investment vehicle for its clients, and the reputational benefit from its association with the Funds.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Director assigned different weights to the various factors considered.

ITEM 2. CODE OF ETHICS.

Not required for this semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which stockholders may recommend nominees to the registrant's Board of Directors.
ITEM 11. CONTROLS AND PROCEDURES.
(a)
Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not required for this semi-annual report on Form N-CSR.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 12(a)(2).

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as Exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bailard Opportunity Fund Group, Inc.
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By

/s/ P. M. Hill
Name: Peter Molyneux Hill
Title: Chairman
Date: 6/2/05

By

/s/ Barbara Vaughan Bailey
Name: Barbara Vaughan Bailey
Title: Treasurer & Chief Compliance Officer
Date: 6/2/05